UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Reports for the period 01/01/21 through 12/31/21 is filed herewith

Oberweis Funds

ANNUAL REPORT

	INVESTOR CLASS	INSTITUTIONAL CLASS
Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Global Opportunities Fund	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	—
Oberweis Emerging Markets Fund	OBEMX	OIEMX

December 31, 2021

oberweisfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.oberweisfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting us at 1-800-245-7311.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-245-7311. Your election to receive reports in paper will apply to all funds held with the fund complex.

PRESIDENT’S Letter (unaudited)

Dear Fellow Oberweis Funds Shareholder,

2021 IN REVIEW

I’m pleased to report truly exceptional results for the domestic funds. The Micro-Cap Fund and Small-Cap Opportunities Fund returned 53.38% and 43.57%, respectively (compared to 0.88% and 2.83% for the Russell Micro-Cap Growth and Russell 2000 Growth indices). Among the international funds, the International Opportunities Fund returned 1.52% (versus 8.83% for the MSCI World ex-US SCG Index). The Emerging Markets Fund returned 13.24% (versus 18.75% for the MSCI EM Small Cap Index). While these two funds underperformed their benchmarks in 2021, they outperformed by a much wider margin in 2020, resulting in aggregate returns well ahead of the benchmark over the combined two years. Government policy shifts in 2021 made for a difficult year for investors in China, although our China Opportunities Fund fared far better than the benchmark, returning -5.41% (compared to -21.72% for the MSCI China Index). The Global Opportunities Fund, which invests in many of our team’s top ideas around the world, returned 20.92% (compared to 16.10% for the MSCI ACWI Small-Cap Index).

It is the dream of every mutual fund company president to look back at the returns of the fund family and see that every single fund significantly outperformed its benchmark over trailing three-year, five-year, and ten-year periods. This is indeed the case for every fund in the family today with a qualifying track record (which includes all but our new fund). Even our newest fund, Emerging Markets, has crushed its benchmark over the trailing three-years. We believe that these results provide some indication of the effectiveness of our time-tested investment process and the discipline that our team employs in its implementation. While no one can predict the future, we believe that the behavioral biases that underlie our investment processes are unlikely to change. Clearly, not every period will look as good as this one, but in our view the outperformance generated across the six funds demonstrates the potential to add significant alpha over time.

THE YEAR AHEAD

Our funds seek to find undervalued firms that are capitalizing on change, typically from new products, markets, management teams, or regulations. Covid-19 caused a devastating loss for humanity, but also a period of accelerated societal change, such as an explosion in ecommerce, mass adoption of food delivery, an accelerated shift from business to casual apparel, and business acceptance of virtual meetings and working remotely. Periods of significant change tend to increase the potential for the smaller, innovative firms such as those held in the Oberweis Funds. It is easier for businesses to find new niches, unsettle incumbents and take market share during periods of rapid change.

It is now clear that stimulus from the American Rescue Plan Act of 2021, labor market shortages, and supply chain disruptions have ignited inflation, and interest rates will move higher in response in 2022. On November 10th, the US Labor Department issued a report showing that the US Consumer Price Index jumped 6.8% year-over-year, its highest reading in 39 years. Meanwhile, the unemployment rate had fallen to 4.2%. In the weeks that followed that report, several Federal Reserve officials retreated from previous statements that “inflation is transitory” and called instead for faster and sharper monetary tightening to fight inflation.

We put as much stock in pronouncements that inflation is sticky as we did in prior assertions that inflation is transitory. To be clear, that’s very little stock. When it comes to macroeconomic forecasts, a lot of people have a lot of opinions, but nobody knows anything. Instead, we choose to spend our time looking for less-followed investment opportunities in companies whose ability to create substantial long-term shareholder value isn’t materially predicated

PRESIDENT’S Letter (unaudited)  (continued)

on near-term monetary expectations. Over time, the success of most of our investments is primarily determined by their ability to drive sales and earnings growth by taking market share from competitors or creating new markets. We do recognize that shifting macroeconomic expectations can lead to volatility. For us, however, volatility often equals opportunity when it causes the growing, durable enterprises we favor to trade at prices that do not reflect their long-term potential.

Even if inflation does prove to be structural and interest rates rise more-than-expected to fight it, it is not obvious to us how different classes of equities will fare. Traditional logic holds that small growth stocks–with earnings predicated on profits years into the future–would be disproportionately punished. However, that also assumes that valuations of all asset classes are similar at the starting point. And they are not. U.S. large-cap stocks are much more expensive than international equities or small-caps. The relationship is particularly acute for emerging markets, where valuations appear to us to be unusually cheap. Similarly, the spread between U.S. small-cap and micro-cap cash flow yields and their large-cap brethren is tighter than historical averages, implying that small stocks may be more attractive than average compared to large-caps. Even if interest rates rise by more than already anticipated, we believe that the relatively cheap valuations of international and small/micro-cap equities will play at least as important a role in determining future returns as rising interest rates themselves.

VALUATION RECAP

As of December 31, 2021, the price/earnings (P/E) ratio was 21.1 times for the Global Opportunities Fund (versus 19.0 last quarter), 17.0 times for the Small-Cap Opportunities Fund (versus 14.1 last quarter), 16.2 times for the Micro-Cap Fund (versus 14.2 last quarter), 26.1 times for the International Opportunities Fund (versus 24.7 last quarter), 29.0 times for the China Opportunities Fund (versus 28.5 last quarter), and 26.1 times for the Emerging Markets Fund (versus 26.3 times last quarter). Each of these funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies expected to grow faster than current market expectations. As of December 31, 2021, the weighted-average market capitalization was $6.1 billion for the Global Opportunities Fund, $4.3 billion for the Small-Cap Opportunities Fund, $1.4 billion for the Micro-Cap Fund, $5.2 billion for the International Opportunities Fund, $4.2 billion for the Emerging Markets Fund, and $18.0 billion for the China Opportunities Fund.

We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

Management discussion on fund performance
(unaudited)

Market environment

Global equities returned 21.82% in 2021, as measured by the MSCI World Index. Global small-caps, as measured by the MSCI World Small-Cap Index, returned 15.75%, underperforming large-capitalization stocks. International small-caps underperformed versus U.S. small-caps, as evidenced by the 11.14% return on the MSCI World ex-USA Small-Cap Index. Within the United States, large-cap growth stocks outperformed small-cap growth stocks by 2477 basis points, as measured by the respective returns of the Russell 1000 Growth (27.60%) and Russell 2000 Growth (2.83%) indices. Within domestic small-cap, value sharply outperformed growth, with the Russell 2000 Value Index (28.27%) outperforming the Russell 2000 Growth Index (2.83%) by 2544 basis points for the year.

Discussion of The Oberweis funds

The International Opportunities Fund returned 1.52% versus 8.83% for the MSCI World ex-US Small Cap Growth Index. At the country level, Switzerland, Sweden, and Japan detracted from portfolio return, partially offset by favorable performance in the United Kingdom and Norway. At the sector level, the portfolio was negatively impacted by stock selection in communication services and healthcare, partially offset by positive stock selection in information technology. At the stock level, Baycurrent Consulting (6532 JP), Nordic Semiconductor (NOD NO), and Endava (DAVA US) were among the top contributors to performance; IR Japan Holdings (6035 JP), BASE (4477 JP), Medpeer (6095 JP) were among the top detractors

The Global Opportunities Fund returned 20.92% versus 16.10% for the MSCI AWCI Small-Cap Index. At the country level, stock selection in the United States, Israel, Finland and the United Kingdom added to portfolio return, while Japan and China detracted from portfolio return. At the sector level, information technology, consumer discretionary, and healthcare added to return, while financials and industrials detracted. At the stock level, Synaptics (SYNA US), Inmode (INMD US), and Upwork (UPWK US) were among the top contributors to performance; IR Japan Holdings (6035 JP), Alphatec (ATEC US) and Medpeer (6095 JP) were among the top detractors.

The China Opportunities Fund returned -5.41% versus -21.72% for the MSCI China Index. At the sector level, information technology, consumer discretionary, and materials were the largest contributors to the portfolio’s outperformance, partially offset by a negative contribution from financials. At the stock level, Li Ning (2331 HK), Ecovacs Robotics (603486 C1), and Jiangsu Eastern Shenghong (000301 C2), were among the top contributors to performance; Alibaba (9988 HK), New Oriental Education & Technology (EDU US), 360 DigiTech (QFIN US), and Vnet Group (VNET) were among the top detractors.

The Emerging Markets Fund returned 13.24% versus 18.75% for the MSCI EM Small-Cap Index. At the country level, China and India were the primary detractors while Cyprus was the top contributor. At the sector level, the fund was positively impacted by stock selection in communication services, financials, and consumer staples, while performance was adversely impacted by stock selection in information technology. At the stock level, AfreecaTV (067160 KS), TCS Group Holding (TCS LI), and Aspeed Technology (5274 TT) were among the top contributors to performance; Dada Nexus (DADA US), Venus MedTech Hangzhou (2500 HK), and Bukalapak.com (BUKA IJ) were among the top detractors.

Management discussion on fund performance
(unaudited)  (continued)

The Micro-Cap Fund returned 53.38% versus 0.88% for the Russell Micro-Cap Growth Index. The portfolio benefitted from favorable stock selection in technology, producer durables and healthcare. At the stock level, Inmode (INMD), Magnite (MGNI), and Axcelis Technologies (ACLS) were among the top contributors to performance. Lands’ End (LE), Red Robin Gourmet Burgers (RRGB), and Neuronetics (STIM) were among the top detractors.

The Small-Cap Opportunities Fund returned 43.57% versus 2.83% for the Russell 2000 Growth Index. The portfolio benefitted from favorable stock selection in technology, healthcare, and producer durables. Synaptics (SYNA), Inmode (INMD), and Axcelis Technologies (ACLS) were among the top contributors to performance. Red Robin Gourmet Burgers (RRGB), Golden Nugget Online Gaming (GNOG), and Alphatec Holdings (ATEC) were among the top detractors.

For current performance information, please visit www.oberweisfunds.com.

Management discussion on fund performance
(unaudited)  (continued)

Oberweis Micro-Cap Fund

At December 31, 2021

Asset Allocation (% of Net Assets)
Equities	101.1
Other Liabilities less Assets	(1.1)

Top Ten Holdings (% of Net Assets)
Axcelis Technologies, Inc.	4.5
Alpha and Omega Semiconductor Ltd.	3.3
Veritiv Corp.	3.2
Vocera Communications, Inc.	2.6
Clearfield, Inc.	2.5
Guess’, Inc.	2.4
Boot Barn Hldgs., Inc.	2.4
AngioDynamics, Inc.	2.2
Ultra Clean Hldgs., Inc.	2.1
ChannelAdvisor Corp.	1.9

Top Ten Industries (% of Net Assets)
Production Technology Equipment	10.4
Back Office Support, Human Resources & Consulting	8.9
Specialty Retail	7.3
Communications Technology	6.8
Semiconductors & Components	5.6
Medical & Dental Insturments & Supplies	5.1
Telecommunications Equipment	5.0
Computer Services Software & Systems	4.4
Medical Equipment	3.7
Containers & Packaging	3.2

Oberweis Small-Cap Opportunities Fund

At December 31, 2021

Asset Allocation (% of Net Assets)
Equities	99.7
Other Assets less Liabilities	0.3

Top Ten Holdings (% of Net Assets)
Synaptics, Inc.	5.3
Axcelis Technologies, Inc.	3.9
Crocs, Inc.	3.0
Veritiv Corp.	2.6
Ultra Clean Hldgs., Inc.	2.4
Shutterstock, Inc.	2.4
MaxLinear. Inc.	2.1
AngioDynamics, Inc.	2.1
Builders FirstSource, Inc.	2.1
Inter Parfums, Inc.	2.0

Top Ten Industries (% of Net Assets)
Computer Services Software & Systems	8.9
Production Technology Equipment	6.3
Building Materials	5.9
Computer Technology	5.3
Semiconductors & Components	5.1
Medical & Dental Insturments & Supplies	4.5
Textiles Apparel & Shoes	4.4
Back Office Support, Human Resources, & Consulting	4.0
Medical Equipment	3.6
Specialty Retail	3.1

Management discussion on fund performance
(unaudited)  (continued)

Oberweis Global Opportunities Fund

At December 31, 2021

Asset Allocation (% of Net Assets)
Equities	97.0
Other Assets less Liabilities	3.0

Top Ten Holdings (% of Net Assets)
Synaptics, Inc.	6.1
Alphatec Hldgs, Inc.	4.4
Ultra Clean Hldgs., Inc.	4.2
Deckers Outdoor Corp.	4.1
Intermediate Capital Group PLC	4.1
Crocs, Inc.	3.8
M31 Technology Corp.	3.7
Halozyme Therapeutics, Inc.	3.5
Taylor Wimpey PLC	3.2
ChannelAdvisor Corp.	3.2

Top Ten Industries (% of Net Assets)
Semiconductor & Semiconductor Equipment	24.2
Textiles, Apparel & Luxury Goods	9.8
Healthcare Equipment & Supplies	8.0
Software	7.1
Household Durables	4.8
Capital Markets	4.1
Leisure Products	3.7
Metals & Mining	3.6
Biotechnology	3.5
Electronic Equipment, Instruments & Components	3.5

Oberweis China Opportunities Fund

At December 31, 2021

Asset Allocation (% of Net Assets)
Equities	98.5
Other Assets less Liabilities	1.5

Top Ten Holdings (% of Net Assets)
Li Ning Co. Ltd.	2.8
Luzhou Laojiao Co. Ltd.	2.5
Contemporary Amperex Technology Co. Ltd.	2.0
Universal Microwave Technology, Inc.	2.0
Unimicron Technology Corp.	1.8
East Money Information Co. Ltd.	1.8
Yongxing Special Materials Technology Co. Ltd.	1.8
YTO Express Group Co. Ltd.	1.8
Longfor Group Hldgs. Ltd.	1.8
China Longyuan Power Group Corp. Ltd.	1.7

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	16.7
Electronic Equipment, Instruments & Components	16.4
Electrical Equipment	13.5
Machinery	8.2
Auto Components	7.0
Real Estate Management & Development	5.3
Chemicals	4.5
Metals & Mining	3.3
Textiles, Apparel & Luxury Goods	2.9
Beverages	2.5

Management discussion on fund performance
(unaudited)  (continued)

Oberweis International Opportunities Fund

At December 31, 2021

Asset Allocation (% of Net Assets)
Equities	98.9
Other Assets less Liabilities	1.1

Top Ten Holdings (% of Net Assets)
Nordic Semiconductor ASA	4.9
BayCurrent Consulting, Inc.	4.4
Food & Life Co. Ltd.	4.3
Future PLC	3.1
Constellium SE	2.9
Intermediate Capital Group PLC	2.8
Uniti Group Ltd.	2.4
IDP Education Ltd.	2.3
Nova Ltd.	2.3
Aritzia, Inc.	2.1

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	11.5
Capital Markets	9.2
Professional Services	7.9
Leisure Products	5.9
Metals & Mining	5.7
Household Durables	5.1
Machinery	4.7
Information Technology Services	4.7
Hotels, Restaurants & Leisure	4.3
Specialty Retail	4.1

Oberweis Emerging Markets Fund

At December 31, 2021

Asset Allocation (% of Net Assets)
Equities	94.0
Other Assets less Liabilities	6.0

Top Ten Holdings (% of Net Assets)
Dada Nexus Ltd.	3.8
ASPEED Technology, Inc.	3.8
HeadHunter Group PLC ADS	2.6
AfreecaTV Co. Ltd.	2.5
M31 Technology Corp.	2.4
IDP Education Ltd.	2.4
Thunder Software Technology Co. Ltd.	2.3
Pan Jit International, Inc.	2.3
LEENO Industrial, Inc.	2.2
Wilcon Depot, Inc.	2.1

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	10.7
Software	9.5
Internet & Direct Marketing Retail	6.9
Professional Services	5.3
Diversified Consumer Services	4.3
Healthcare Equipment & Supplies	4.0
Multiline Retail	3.7
Beverages	3.2
Oil, Gas & Consumable Fuels	3.2
Household Durables	3.0

Management discussion on fund performance
(unaudited)  (continued)

Average Annual Total Returns1 (for the Periods Ended December 31, 2021)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBMCX	53.38	22.20	19.56	12.09	1.48
OMCIX[4]	53.90	22.50	19.85	12.37	1.23
Russell Microcap Growth	0.88	11.78	12.66	N/A5

Growth of a $10,000 Investment (from January 1, 1996 to December 31, 2021)

Oberweis Micro-Cap Fund (OBMCX)
Russell Microcap Growth
$194,452
$58,265
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
1/96
12/96
12/98
12/00
12/02
12/04
12/06
12/08
12/10
12/12
12/14
12/16
12/18
12/20
12/21

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment.

2 Since Inception returns are from commencement of operations on 01/01/96 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/21. The expense ratio gross of any fee waivers or expense reimbursement was 1.48% and 1.23% for the Investor Class and Institutional Class, respectively.

4 The Institutional share class (OMCIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

5 The Russell Microcap Growth Index began on July 3, 2000, and the line graph for the Index begins at the same value as the Fund on that date.

Management discussion on fund performance
(unaudited)  (continued)

Average Annual Total Returns1 (for the Periods Ended December 31, 2021)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBSOX	43.57	22.61	16.91	9.25	1.55
OBSIX[4]	43.92	22.92	17.21	9.53	1.30
Russell 2000 Growth	2.83	14.53	14.14	7.93

Growth of a $10,000 Investment (from September 15, 1996 to December 31, 2021)

Oberweis Small-Cap Opportunities Fund (OBSOX)
Russell 2000 Growth
$93,725
$68,991
$100,000
$90,000
$80,000
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
9/96
12/96
12/98
12/00
12/02
12/04
12/06
12/08
12/10
12/12
12/14
12/16
12/18
12/20
12/21

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment.

2 Since Inception returns are from commencement of operations on 09/15/96 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/21. The expense ratio gross of any fee waivers or expense reimbursement was 1.59% and 1.34% for the Investor Class and Institutional Class, respectively.

4 The Institutional share class (OBSIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

Management discussion on fund performance
(unaudited)  (continued)

Average Annual Total Returns1 (for the Periods Ended December 31, 2021)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBEGX	20.92	18.56	14.64	9.73	1.38
OBGIX[4]	21.23	18.85	14.92	10.01	1.13
MSCI ACWI Small-Cap	16.10	12.28	11.78	N/A5

Growth of a $10,000 Investment (from January 7, 1987 to December 31, 2021)

Oberweis Global Opportunities Fund (OBEGX)
MSCI ACWI Small-Cap
$257,742
$228,737
$280,000
$260,000
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
1/87
12/88
12/90
12/92
12/94
12/96
12/98
12/00
12/02
12/04
12/06
12/08
12/10
12/12
12/14
12/16
12/18
12/20
12/21

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. A sales load of 4% was charged on the Oberweis Global Opportunities Fund until 12/31/91 and is not reflected in the total return figures or graph above.

2 Since Inception returns are from commencement of operations on 01/07/87 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/21. The expense ratio gross of any fee waivers or expense reimbursement was 1.38% and 1.14% for Investor Class and Institutional Class, respectively.

4 The Institutional share class (OBGIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

5 The MSCI ACWI Small-Cap Index began on May 31, 1994, and the line graph for the index begins at the same value as the Fund on that date.

Management discussion on fund performance
(unaudited)  (continued)

Average Annual Total Returns1 (for the Periods Ended December 31, 2021)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBCHX	(5.41)	18.28	14.66	12.98	1.87
OCHIX[4]	(5.23)	18.55	14.94	13.26	1.62
MSCI China Net	(21.72)	9.36	7.17	9.11

Growth of a $10,000 Investment (from October 1, 2005 to December 31, 2021)

1 Perfo10r/m05ance da12ta/06represents p1a2s/0t 8perform1a2/n1c0e, whic1h2/1is2 no gua12ra/1n4tee of f1u2t/1u6re resul1ts2/.18Returns 1a2/r2e0 historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted Index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China net index is unmanaged and is not available for investment.

2 Since Inception returns are from commencement of operations on 10/01/05 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/21. The expense ratio gross of any fee waivers or expense reimbursement was 1.87% and 1.62% for Investor Class and Institutional Class, respectively.

4 The Institutional share class (OCHIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

Management discussion on fund performance
(unaudited)  (continued)

Average Annual Total Returns1 (for the Periods Ended December 31, 2021)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBIOX	1.52	16.57	16.53	10.80	1.60
MSCI World ex-US Small Cap Growth	8.83	13.59	11.00	6.15

Growth of a $10,000 Investment (from February 1, 2007 to December 31, 2021)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 02/01/07 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/21. The expense ratio gross of any fee waivers or expense reimbursement was 1.77%.

Management discussion on fund performance
(unaudited)  (continued)

Average Annual Total Returns1 (for the Periods Ended December 31, 2021)

	1 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBEMX	13.24	12.96	1.75
OIEMX	13.50	13.23	1.50
MSCI EM Small-Cap	18.75	7.08

Growth of a $10,000 Investment (from May 1, 2018 to December 31, 2021)

$20,000
$15,000
$10,000
$5,000
$0
Oberweis Emerging Markets Fund (OBEMX)
MSCI EM Small-Cap
$15,638
$12,874
05/18
06/18
09/18
12/18
12/19
12/20
12/21

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The MSCI EM Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that measures the performance of Small-Cap stocks in 24 emerging markets.

2 Since Inception returns are from commencement of operations on 05/01/2018 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/21. The expense ratio gross of any fee waivers or expense reimbursement was 2.80% and 2.55% for Investor Class and Institutional Class, respectively.

OBERWEIS MICRO-CAP FUND

Schedule of Investments December 31, 2021

	SHARES	VALUE
Equities – 101.1%

BACK OFFICE SUPPORT, HUMAN RESOURCES & CONSULTING – 8.9%
Cross Country Healthcare, Inc.*	77,900	$2,162,504
Forrester Research, Inc.*	23,400	1,374,282
Heidrick & Struggles International, Inc.	37,400	1,635,502
ICF International, Inc.	13,500	1,384,425
Information Services Group, Inc.	199,800	1,522,476
Kforce, Inc.	13,600	1,022,992
Resources Connection, Inc.	106,800	1,905,312
The Hackett Group, Inc.	57,500	1,180,475
		12,187,968

BANKS — DIVERSIFIED – 1.0%
First Foundation, Inc.	26,300	653,818
Mercantile Bank Corp.	19,500	683,085
		1,336,903

BIOTECHNOLOGY – 0.8%
Dynavax Technologies Corp.*	79,300	1,115,751

BUILDING MATERIALS – 1.2%
Masonite International Corp.*	13,800	1,627,710

CASINOS & GAMBLING – 2.7%
Full House Resorts, Inc.*	190,543	2,307,476
Monarch Casino & Resort, Inc.*	19,800	1,464,210
		3,771,686

COMMERCIAL VEHICLES & PARTS – 1.0%
The Shyft Group, Inc.	27,400	1,346,162

COMMUNICATIONS TECHNOLOGY – 6.8%
ADTRAN, Inc.	59,400	1,356,102
Aviat Networks, Inc.*	73,207	2,348,481
DZS, Inc.*	119,800	1,943,156
Extreme Networks, Inc.*	160,400	2,518,280
Ooma, Inc.*	58,300	1,191,652
		9,357,671

COMPUTER SERVICES SOFTWARE & SYSTEMS – 4.4%
Avid Technology, Inc.*	37,100	1,208,347
ChannelAdvisor Corp.*	104,700	2,583,996
Model N, Inc.*	39,200	1,177,176
Perficient, Inc.*	8,200	1,060,178
		6,029,697

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
COMPUTER TECHNOLOGY – 2.3%
Identiv, Inc.*	64,200	$1,806,588
ScanSource, Inc.*	40,400	1,417,232
		3,223,820

CONSUMER SERVICES – MISCELLANEOUS – 2.3%
Perion Network Ltd.*	85,600	2,058,680
SP Plus Corp.*	37,600	1,061,072
		3,119,752

CONTAINERS & PACKAGING – 3.2%
Veritiv Corp.*	36,000	4,412,520

CONSTRUCTION – 1.3%
Sterling Construction Co. Inc.*	67,900	1,785,770

DIVERSIFIED MANUFACTURING OPERATIONS – 1.0%
a.k.a. Brands Hldgs. Corp.*	151,000	1,396,750

EDUCATION SERVICES – 1.3%
Houghton Mifflin Harcourt Co.*	110,700	1,782,270

ELECTRONIC ENTERTAINMENT – 1.5%
Everi Hldgs. Inc.*	94,200	2,011,170

ENERGY EQUIPMENT – 1.7%
Ameresco, Inc.*	28,608	2,329,836

FINANCIAL DATA & SYSTEMS – 0.8%
International Money Express, Inc.*	68,900	1,099,644

HEALTHCARE SERVICES – 2.3%
HealthStream, Inc.*	56,700	1,494,612
RadNet, Inc.*	53,600	1,613,896
		3,108,508

HOME BUILDING – 1.3%
M/I Homes, Inc.*	28,900	1,797,002

HOUSEHOLD FURNISHINGS – 1.3%
Flexsteel Industries, Inc.	30,000	805,800
Lifetime Brands, Inc.	60,400	964,588
		1,770,388

INSURANCE — PROPERTY CASUALTY – 0.8%
Employers Hldgs., Inc.	25,100	1,038,638

LEISURE – 1.0%
Johnson Outdoors, Inc.	14,100	1,321,029

LUXURY ITEMS – 1.5%
Movado Group, Inc.	48,200	2,016,206

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
MACHINERY — AGRICULTURE – 1.0%
Titan Machinery, Inc.*	39,500	$1,330,755

MACHINERY — INDUSTRIAL – 1.3%
EnPro Industries, Inc.	15,900	1,750,113

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 5.1%
Alphatec Hldgs. Inc.*	195,500	2,234,565
AngioDynamics, Inc.*	107,900	2,975,882
Antares Pharma, Inc.*	251,200	896,784
Cerus Corp.*	143,100	974,511
		7,081,742

MEDICAL EQUIPMENT – 3.7%
Lantheus Hldgs., Inc.*	88,700	2,562,543
Varex Imaging Corp.*	81,000	2,555,550
		5,118,093

MEDICAL SERVICES – 0.7%
Inotiv, Inc.*	23,457	986,836

OIL CRUDE PRODUCER – 0.7%
Earthstone Energy, Inc.*	85,200	932,088

OIL WELL EQUIPMENT & SERVICES – 1.4%
Patterson-UTI Energy, Inc.	125,200	1,057,940
RPC, Inc.*	189,400	859,876
		1,917,816

PRODUCTION TECHNOLOGY EQUIPMENT – 10.4%
Aehr Test Systems*	91,800	2,219,724
Axcelis Technologies, Inc.*	83,600	6,233,216
Cohu, Inc.*	28,576	1,088,460
CyberOptics Corp.*	38,700	1,799,550
Ultra Clean Hldgs., Inc.*	50,800	2,913,888
		14,254,838

RADIO & TV BROADCASTERS – 1.3%
Entravision Communications Corp.	270,100	1,831,278

RECREATIONAL VEHICLES & BOATS – 0.9%
Malibu Boats, Inc.*	18,100	1,244,013

SCIENTIFIC INSTRUMENTS – ELECTRICAL – 1.6%
Allied Motion Technologies, Inc.	34,100	1,244,309
Preformed Line Products Co.	7,000	452,900
RF Industries Ltd.*	65,000	520,000
		2,217,209

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
SCIENTIFIC INSTRUMENTS — GAUGES & METERS – 1.0%
Vishay Precision Group, Inc.*	37,800	$1,403,136

SEMICONDUCTORS & COMPONENTS – 5.6%
Alpha and Omega Semiconductor Ltd.*	74,000	4,481,440
Amtech Systems, Inc.*	102,500	1,012,700
SMART Global Hldgs., Inc.*	30,400	2,158,096
		7,652,236

SPECIALTY RETAIL – 7.3%
Boot Barn Hldgs., Inc.*	26,600	3,273,130
Guess’, Inc.	139,000	3,291,520
Tilly’s, Inc.	69,700	1,122,867
Zumiez, Inc.*	51,300	2,461,887
		10,149,404

TECHNOLOGY – MISCELLANEOUS – 2.8%
Camtek Ltd.*	48,380	2,227,415
CTS Corp.	46,200	1,696,464
		3,923,879

TELECOMMUNICATIONS EQUIPMENT – 5.0%
Clearfield, Inc.*	40,000	3,376,800
Vocera Communications, Inc.*	55,226	3,580,854
		6,957,654

TOYS – 0.9%
Funko, Inc.*	71,100	1,336,679

Total Equities
(Cost: $97,929,207)		$139,074,620

Total Investments – 101.1%
(Cost: $97,929,207)		$139,074,620
Other Liabilities Less Assets – (1.1)%		(1,456,700)
Net Assets – 100%		$137,617,920

* Non-income producing security during the year ended December 31, 2021

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments December 31, 2021

	SHARES	VALUE
Equities – 99.7%

ALUMINUM – 1.0%
Arconic Corp.*	9,000	$297,090

ASSET MANAGEMENT & CUSTODIAN – 0.8%
Focus Financial Partners, Inc.*	3,800	226,936

BACK OFFICE SUPPORT, HUMAN RESOURCES & CONSULTING – 4.0%
Forrester Research, Inc.*	6,300	369,999
ICF International, Inc.	2,800	287,140
Korn Ferry	6,500	492,245
		1,149,384

BANKS — DIVERSIFIED – 0.6%
First Foundation, Inc.	7,400	183,964

BANKS — SAVINGS, THRIFTS & MORTGAGE LENDING – 0.7%
Flushing Financial Corp.	7,900	191,970

BIOTECHNOLOGY – 1.1%
Halozyme Therapeutics, Inc.*	7,700	309,617

BUILDING MATERIALS – 5.9%
Builders FirstSource, Inc.*	7,000	599,970
Masonite International Corp.*	2,800	330,260
Patrick Industries, Inc.	4,800	387,312
Summit Materials, Inc.*	9,700	389,358
		1,706,900

CASINOS & GAMBLING – 1.2%
Monarch Casino and Resort, Inc.*	4,600	340,170

CHEMICALS — DIVERSIFIED – 2.0%
Cabot Corp.	5,100	286,620
Univar Solutions, Inc.*	10,300	292,005
		578,625

COMMUNICATIONS TECHNOLOGY – 1.0%
Aviat Networks, Inc.*	8,900	285,512

COMPUTER SERVICES SOFTWARE & SYSTEMS – 8.9%
Cargurus, Inc.*	14,000	470,960
ChannelAdvisor Corp.*	12,200	301,096
LiveRamp Hldgs., Inc.*	5,900	282,905
Rapid7, Inc.*	1,800	211,842
Shutterstock, Inc.	6,308	699,431
TechTarget, Inc.*	3,400	325,244
Teradata Corp.*	6,600	280,302
		2,571,780

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
COMPUTER TECHNOLOGY – 5.3%
Synaptics, Inc.*	5,300	$1,534,403

CONTAINERS & PACKAGING – 2.6%
Veritiv Corp.*	6,242	765,082

COSMETICS – 2.0%
Inter Parfums, Inc.	5,500	587,950

DIVERSIFIED MANUFACTURING OPERATIONS – 1.8%
Inmode Ltd.*	2,600	183,508
Revolve Group, Inc.*	6,300	353,052
		536,560

DIVERSIFIED METALS & MINERALS – 1.8%
Materion Corp.	5,800	533,252

DIVERSIFIED RETAIL – 2.2%
BJ’s Wholesale Club Hldgs., Inc.*	6,700	448,699
PROG Hldgs., Inc.*	4,500	202,995
		651,694

EDUCATION SERVICES – 2.1%
Houghton Mifflin Harcourt Co.*	14,000	225,400
Stride, Inc.*	11,200	373,296
		598,696

ELECTRONIC ENTERTAINMENT – 1.4%
Everi Hldgs., Inc.*	19,600	418,460

ENERGY EQUIPMENT – 1.7%
Ameresco, Inc.*	6,000	488,640

ENTERTAINMENT – 0.8%
ZipRecruiter, Inc.*	9,500	236,930

FOREST PRODUCTS – 1.1%
UFP Industries, Inc.	3,400	312,834

HEALTHCARE MANAGEMENT SERVICES – 1.1%
Option Care Health, Inc.*	10,800	307,152

HEALTHCARE SERVICES – 2.7%
Acadia Healthcare Co., Inc.*	8,400	509,880
HealthStream, Inc.*	10,800	284,688
		794,568
See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
HOME BUILDING – 2.1%
M/I Homes, Inc.*	6,000	$373,080
Tri Pointe Homes, Inc.*	8,500	237,065
		610,145

HOUSEHOLD FURNISHINGS – 1.6%
Tempur Sealy International, Inc.	10,100	475,003

INSURANCE — MULTI — LINE – 0.9%
BRP Group, Inc.*	7,400	267,214

INSURANCE — PROPERTY CASUALTY – 1.3%
Stewart Information Services Corp.	4,600	366,758

LEISURE TIME — 1.9%
SeaWorld Entertainment, Inc.*	8,600	557,796

MACHINERY — INDUSTRIAL – 1.0%
Kennametal, Inc.	8,100	290,871

MANUFACTURED HOUSING – 1.8%
Skyline Champion Corp.*	6,800	537,064

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 4.5%
Alphatec Hldgs., Inc.*	37,000	422,910
AngioDynamics, Inc.*	22,400	617,792
Merit Medical Systems, Inc.*	4,200	261,660
		1,302,362

MEDICAL EQUIPMENT – 3.6%
Lantheus Hldgs., Inc.*	18,400	531,576
Varex Imaging Corp.*	16,600	523,730
		1,055,306

OIL CRUDE PRODUCER – 1.5%
Magnolia Oil & Gas Corp.	12,000	226,440
PDC Energy, Inc.	4,400	214,632
		441,072

OIL WELL EQUIPMENT & SERVICES – 0.6%
NOV, Inc.	13,400	181,570

PHARMACEUTICALS – 1.1%
Amphastar Pharmaceuticals, Inc.*	13,500	314,415

POWER TRANSMISSION EQUIPMENT – 1.7%
Belden, Inc.	7,500	492,975

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
PRODUCTION TECHNOLOGY EQUIPMENT – 6.3%
Axcelis Technologies, Inc.*	15,000	$1,118,400
Ultra Clean Hldgs., Inc.*	12,200	699,792
		1,818,192

SCIENTIFIC INSTRUMENTS – POLLUTION CONTROL – 1.0%
Clean Harbors, Inc.*	2,900	289,333

SEMICONDUCTORS & COMPONENTS – 5.1%
Diodes, Inc.*	3,400	373,354
MACOM Technology Solutions Hldgs. Inc.*	6,100	477,630
MaxLinear. Inc.*	8,200	618,198
		1,469,182

SPECIALTY RETAIL – 3.1%
Boot Barn Hldgs., Inc.*	3,900	479,895
Guess’, Inc.	17,900	423,872
		903,767

TELECOMMUNICATIONS EQUIPMENT – 2.4%
Knowles Corp.*	12,500	291,875
Vocera Communications, Inc.*	6,100	395,524
		687,399

TEXTILES, APPAREL & SHOES – 4.4%
Crocs, Inc.*	6,900	884,718
Deckers Outdoor Corp.*	1,140	417,593
		1,302,311

Total Equities
(Cost: $22,009,106)		$28,970,904

Total Investments – 99.7%
(Cost: $22,009,106)		$28,970,904
Other Assets Less Liabilities – 0.3%		77,952
Net Assets – 100%		$29,048,856

* Non–income producing security during the year ended December 31, 2021

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND

Schedule of Investments December 31, 2021

	SHARES	VALUE
Equities – 97.0%

AUSTRALIA – 1.1%
IDP Education Ltd.*	35,000	$882,321

CANADA – 2.5%
Aritzia, Inc.*	26,100	1,080,107
BRP, Inc.	9,600	840,854
		1,920,961

CHINA – 7.5%
Foryou Corp.*	132,800	1,145,180
Guangzhou Tinci Materials Technology Co. Ltd.*	30,000	539,665
Han’s Laser Technology Industry Group Co. Ltd.*	120,000	1,016,726
Li Ning Co. Ltd.	130,000	1,422,938
Shanghai Weaver Network Co. Ltd.*	75,000	821,030
Sino Wealth Electronic Ltd.*	80,050	852,825
		5,798,364

DENMARK – 1.3%
ALK-Abello AS*	1,900	997,688

FRANCE – 1.0%
Soitec SA*	3,000	734,973

ISRAEL – 2.6%
Inmode Ltd.*	28,200	1,990,356

JAPAN – 5.6%
Food & Life Co. Ltd.	23,500	887,329
Future Corp.	44,400	675,192
JMDC, Inc.*	27,300	2,032,426
Persol Hldgs. Co. Ltd.*	25,000	726,831
		4,321,778

NETHERLANDS – 1.7%
BE Semiconductor Industries NV	15,700	1,340,863

NORWAY – 2.9%
Nordic Semiconductor ASA*	66,900	2,243,593

SOUTH KOREA – 1.1%
LEENO Industrial, Inc.	5,000	832,664

SWEDEN – 3.6%
AddLife AB	17,000	714,582
MIPS AB	15,400	2,015,040
		2,729,622

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
TAIWAN – 5.0%
M31 Technology Corp.	201,000	$2,880,664
Unimicron Technology Corp.*	120,000	998,637
		3,879,301

UNITED KINGDOM – 10.5%
Endava PLC ADS*	9,600	1,612,032
Intermediate Capital Group PLC	105,100	3,121,134
Oxford Instruments PLC	24,400	868,598
Taylor Wimpey PLC	1,046,900	2,486,883
		8,088,647

UNITED STATES OF AMERICA – 50.6%
Acadia Healthcare Co., Inc.*	15,500	940,850
Alphatec Hldgs., Inc.*	294,500	3,366,135
AngioDynamics, Inc.*	27,600	761,208
Arconic Corp.*	21,800	719,618
Axcelis Technologies, Inc.*	25,000	1,864,000
Belden, Inc.	12,900	847,917
Builders FirstSource, Inc.*	17,700	1,517,067
Castle Biosciences, Inc.*	23,000	986,010
ChannelAdvisor Corp.*	100,600	2,482,808
Crocs, Inc.*	23,000	2,949,060
Deckers Outdoor Corp.*	8,600	3,150,266
Halozyme Therapeutics, Inc.*	67,800	2,726,238
Materion Corp.	22,100	2,031,874
Model N, Inc.*	21,200	636,636
Patrick Industries, Inc.	10,000	806,900
Rapid7, Inc.*	8,200	965,058
Shutterstock, Inc.	22,100	2,450,448
Synaptics, Inc.*	16,100	4,661,111
Tempur Sealy International, Inc.	25,500	1,199,265
Teradata Corp.*	13,300	564,851
Ultra Clean Hldgs., Inc.*	55,800	3,200,689
		38,828,009

Total Equities
(Cost: $55,418,036)		$74,589,140

Total Investments – 97.0%
(Cost: $55,418,036)		$74,589,140
Other Assets Less Liabilities – 3.0%		2,271,228
Net Assets – 100%		$76,860,368

* Non-income producing security during the year ended December 31, 2021

ADS—American depositary share

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2021

SECTOR ALLOCATIONS (As A Percentage of Net Assets) (unaudited)
Consumer Discretionary	27.7%
Financials	4.1%
Health Care	18.9%
Industrials	4.2%
Information Technology	37.8%
Materials	4.3%

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments December 31, 2021

	SHARES	VALUE
Equities – 98.5%

AIR FREIGHT & LOGISTICS – 2.2%
Milkyway Chemical Supply Chain Service Co. Ltd.*	20,000	$422,945
YTO Express Group Co. Ltd.*	650,032	1,701,217
		2,124,162
AUTO COMPONENTS – 7.0%
Foryou Corp.*	120,000	1,034,801
Huizhou Desay SV Automotive Co. Ltd.	15,000	333,048
IKD Co. Ltd.*	400,039	1,210,147
Ningbo Jifeng Auto Parts Co. Ltd.*	350,000	883,045
Sailun Group Co. Ltd.*	450,000	1,044,262
Shanghai Baolong Automotive Corp.*	120,000	1,099,570
Shenzhen Kedali Industry Co. Ltd.*	45,000	1,132,096
		6,736,969

AUTOMOBILES – 1.5%
Xpeng, Inc.*	60,000	1,433,518

BEVERAGES – 2.5%
Luzhou Laojiao Co. Ltd.	60,000	2,389,965

CAPITAL MARKETS – 1.8%
East Money Information Co. Ltd.*	300,000	1,746,791

CHEMICALS – 4.5%
Anhui Jinhe Industrial Co. Ltd.*	130,000	1,047,400
Guangzhou Tinci Materials Technology Co. Ltd.	43,500	782,514
Shenzhen Senior Technology Material Co. Ltd.*	100,117	576,976
Sinoma Science & Technology Co. Ltd.*	160,000	854,050
Skshu Paint Co. Ltd.	50,014	1,091,952
		4,352,892

CONSTRUCTION & ENGINEER – 1.5%
China State Construction International Hldgs. Co. Ltd.*	1,200,000	1,491,228

CONTAINERS & PACKAGING – 1.3%
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd.*	300,030	1,274,800

ELECTRICAL EQUIPMENT – 13.5%
Contemporary Amperex Technology Co. Ltd.	21,002	1,937,612
Eve Energy Co. Ltd.*	60,000	1,112,562
Ming Yang Smart Energy Group Ltd.*	250,000	1,023,786
NARI Technology Co. Ltd.*	50,000	314,040
Ningbo Orient Wires & Cables Co. Ltd.*	160,000	1,284,338
Sieyuan Electric Co. Ltd.*	199,965	1,543,960
Sungrow Power Supply Co. Ltd.*	50,097	1,146,035

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
Suzhou Maxwell Technologies Co. Ltd.*	16,055	$1,617,995
Wolong Electric Drive Group Co. Ltd.*	250,000	717,435
Zhejiang HangKe Technology, Inc. Co.*	60,005	1,012,856
Zhuzhou CRRC Times Electric Co. Ltd.	230,000	1,331,756
		13,042,375

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 16.4%
Cowell e Hldgs., Inc.*	900,000	1,516,621
GoerTek, Inc.	180,027	1,528,142
Huagong Tech Co. Ltd.*	200,000	874,259
Luxshare Precision Industry Co. Ltd.	150,000	1,157,938
Shennan Circuits Co. Ltd.*	55,000	1,051,260
Shenzhen Topband Co. Ltd.*	200,000	586,500
Sunny Optical Technology Group Co. Ltd.	45,000	1,423,130
Unimicron Technology Corp.*	210,000	1,747,614
Universal Microwave Technology, Inc.*	250,000	1,931,606
Wuhan DR Laser Technology Corp. Ltd.*	20,010	803,427
Wuhu Token Sciences Co. Ltd.*	400,070	833,610
Wuxi Lead Intelligent Equipment Co. Ltd.*	110,093	1,284,654
Xiamen Faratronic Co. Ltd.*	30,000	1,093,922
		15,832,683

ENTERTAINMENT – 1.5%
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.	350,000	1,483,823

FOOD PRODUCTS – 0.7%
Sanquan Food Co. Ltd.*	200,023	634,271

HEALTHCARE EQUIPMENT & SUPPLIES – 1.2%
Shandong Pharmaceutical Glass Co. Ltd.*	170,000	1,170,961

HOTELS, RESTAURANTS & LEISURE – 0.2%
Huazhu Group Ltd.*	50,000	186,916

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS – 1.7%
China Longyuan Power Group Corp. Ltd.	700,000	1,633,836

INTERNET & DIRECT MARKETING RETAIL – 0.3%
Meituan*	10,000	289,063

MACHINERY – 8.2%
Chervon Hldgs. Ltd.*	50,000	371,268
Han’s Laser Technology Industry Group Co. Ltd.	160,000	1,355,634
Hangzhou Boiler Group Co. Ltd.*	250,049	1,243,301
Moon Environment Technology Co. Ltd.*	100,000	241,472

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
North Industries Group Red Arrow Co. Ltd.*	200,000	$836,916
Riyue Heavy Industry Co. Ltd.	170,058	879,187
Shanghai Kelai Mechatronics Engineering Co. Ltd.*	130,000	742,053
Yijiahe Technology Co. Ltd.*	99,980	1,178,413
Zhejiang Wanliyang Co. Ltd.*	450,000	1,040,732
		7,888,976

METALS & MINING – 3.3%
Ganfeng Lithium Co. Ltd.	90,000	1,416,205
Yongxing Special Materials Technology Co. Ltd.*	75,082	1,743,753
		3,159,958

PHARMACEUTICALS – 1.1%
Shenyang Xingqi Pharmaceutical Co. Ltd.	50,000	1,073,211

PROFESSIONAL SERVICES – 0.2%
Centre Testing International Group Co. Ltd.	50,050	211,009

REAL ESTATE MANAGEMENT & DEVELOPMENT – 5.3%
China Resources Mixc Lifestyle Services Ltd.	201,538	939,508
Ever Sunshine Lifestyle Services Group Ltd.	760,000	1,177,388
Longfor Group Hldgs. Ltd.	360,000	1,694,368
Shanghai Wanye Enterprises Co. Ltd.*	200,000	1,044,027
Sunac China Hldgs. Ltd.*	150,000	226,608
		5,081,899

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 16.7%
Amazing Microelectronic Corp.*	150,000	1,325,720
Anpec Electronics Corp.*	115,000	1,152,599
AP Memory Technology Corp.*	65,000	1,168,368
eMemory Technology, Inc.*	14,000	1,104,946
Episil Technologies, Inc.*	200,000	1,029,969
Eris Technology Corp.*	30,000	311,656
Faraday Technology Corp.*	160,000	1,378,411
Hangzhou First Applied Material Co. Ltd.	42,080	861,949
Hangzhou Silan Microelectronics Co. Ltd.	100,000	850,410
JA Solar Technology Corp. Ltd.*	80,000	1,163,586
Silergy Corp.*	4,000	723,985
Sino Wealth Electronic Ltd.*	110,083	1,172,786
Wafer Works Corp.*	400,000	1,232,427
Will Semiconductor Ltd.*	25,000	1,219,012
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.*	130,000	1,417,611
		16,113,435
SOFTWARE – 1.2%
Longshine Technology Group Co. Ltd.*	200,000	1,162,017

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.4%
Ninestar Corp.*	180,000	$1,348,856

TEXTILES, APPAREL & LUXURY GOODS – 2.9%
Li Ning Co. Ltd.	245,000	2,681,691

TOBACCO – 0.4%
Smoore International Hldgs. Ltd.*	50,000	254,886

Total Equities
(Cost: $79,352,795)		$94,800,191

Total Investments – 98.5%
(Cost: $79,352,795)		$94,800,191
Other Assets Less Liabilities – 1.5%		1,464,695
Net Assets – 100%		$96,264,886

* Non-income producing security during the year ended December 31, 2021

COUNTRY ALLOCATION (As a Percentage of Net Assets) (unaudited)
China ( Includes the People’s Republic of China, Taiwan and Hong Kong)	98.5%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments December 31, 2021

	SHARES	VALUE
Equities – 98.9%
AUSTRALIA – 6.7%
Charter Hall Group.	98,500	$1,474,813
Evolution Mining Ltd.	1,624,100	4,797,269
IDP Education Ltd.	281,300	7,091,339
Uniti Group Ltd.*	2,276,700	7,370,909
		20,734,330

BELGIUM – 1.3%
VGP NV*	6,900	2,010,929
Warehouses de Pauw NV*	42,800	2,055,219
		4,066,148

CANADA – 11.5%
Aritzia, Inc.*	159,500	6,600,652
ATS Automation Tooling Systems, Inc.*	149,100	5,921,568
BRP, Inc.	63,800	5,588,174
Colliers International Group, Inc.	13,200	1,965,704
Gildan Activewear, Inc.	101,200	4,290,400
Parex Resources, Inc.	271,724	4,641,862
Sleep Country Canada Hldgs., Inc.	113,600	3,370,283
Trisura Group Ltd.*	87,800	3,310,025
		35,688,668

DENMARK – 0.8%
ALK-Abello A/S*	4,988	2,619,194

FINLAND – 2.8%
Outokumpu Oyj	625,300	3,921,081
QT Group Oyj*	32,200	4,876,790
		8,797,871

FRANCE – 2.6%
Alten SA*	7,100	1,281,136
Rexel SA*	150,000	3,044,740
Soitec SA*	15,600	3,821,858
		8,147,734

GERMANY – 2.3%
AIXTRON SE	156,600	3,171,810
Aurelius Equity Opportunities SE	57,323	1,753,265
Sixt SE*	11,900	2,099,185
		7,024,260

ISRAEL – 2.3%
Nova Ltd.*	47,900	7,017,350

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
JAPAN – 22.1%
BayCurrent Consulting, Inc.	35,300	$13,605,713
Food & Life Co. Ltd.	350,100	13,219,319
Future Corp.	179,600	2,731,184
IR Japan Hldgs. Ltd.	43,500	2,594,566
JMDC, Inc.*	76,500	5,695,260
Ki-Star Real Estate Co. Ltd.*	55,200	4,281,683
Koei Tecmo Hldgs. Co. Ltd.	74,240	2,915,010
M&A Capital Partners Co. Ltd.*	107,600	4,929,919
Open House Co. Ltd.	76,700	4,008,077
Persol Hldgs. Co. Ltd.*	174,000	5,058,746
TIS, Inc.*	149,400	4,442,567
Tsubaki Nakashima Co. Ltd.	149,600	1,911,282
Visional, Inc.*	38,000	3,212,339
		68,605,665

NETHERLANDS – 6.4%
Aalberts NV*	48,600	3,223,402
Alfen NV*	16,600	1,667,748
BE Semiconductor Industries NV	72,266	6,171,898
Constellium SE*	494,400	8,854,704
		19,917,752

NORWAY – 4.9%
Nordic Semiconductor ASA*	457,800	15,353,018

SPAIN – 1.3%
Laboratorios Farmaceuticos Rovi SA*	46,600	3,915,164

SWEDEN – 8.7%
Addtech AB*	54,300	1,291,543
Arjo AB*	62,800	768,448
Avanza Bank Hldg. AB	135,400	4,959,618
Cint Group AB*	244,800	3,883,622
Getinge AB*	87,700	3,822,156
MIPS AB	43,000	5,626,411
Nordnet AB	169,500	3,251,829
Thule Group AB	56,900	3,436,329
		27,039,956

SWITZERLAND – 1.1%
Tecan Group AG*	5,699	3,461,379

UNITED KINGDOM – 24.1%
CVS Group PLC	85,400	2,589,280
Endava PLC ADS*	35,800	6,011,536
Future PLC*	183,000	9,486,871
Games Workshop Group PLC	27,900	3,765,065

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
Grafton Group PLC	88,400	$1,475,328
Howden Joinery Group PLC	320,200	3,905,851
IMI PLC	145,300	3,414,196
Intermediate Capital Group PLC	295,900	8,787,285
LondonMetric Property PLC	509,300	1,953,649
Man Group PLC*	1,550,400	4,772,076
Marks & Spencer Group PLC*	1,973,800	6,182,151
Morgan Sindall Group PLC	53,500	1,824,851
Pets at Home Group PLC	422,163	2,657,090
Reach PLC	667,900	2,553,895
Redrow PLC	343,100	3,254,527
Safestore Hldgs. PLC*	45,400	865,845
Taylor Wimpey PLC	1,814,200	4,309,584
The Sage Group PLC*	280,500	3,237,065
Trustpilot Group PLC*	825,800	3,659,542
		74,705,687

Total Equities
(Cost: $233,580,024)		$307,094,176

Total Investments – 98.9%
(Cost: $233,580,024)		$307,094,176
Other Assets Less Liabilities – 1.1%		3,262,089
Net Assets – 100%		$310,356,265

* Non-income producing security during the year ended December 31, 2021

ADS—American depositary share

SECTOR ALLOCATIONS (As A Percentage of Net Assets) (unaudited)
Communication Services	8.4%
Consumer Discretionary	25.0%
Energy	1.5%
Financials	10.2%
Healthcare	7.4%
Industrials	17.5%
Information Technology	20.0%
Materials	5.7%
Real Estate	3.2%
See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND

Schedule of Investments December 31, 2021

	SHARES	VALUE
Equities – 94.0%

ARGENTINA – 0.7%
Despegar.com Corp.*	9,800	$95,942

AUSTRALIA – 2.4%
IDP Education Ltd.	13,000	327,719

BRAZIL – 3.7%
Arco Platform Ltd.*	12,500	261,125
TOTVS SA	47,100	242,180
		503,305

CANADA – 1.1%
Parex Resources, Inc.	8,400	143,497

CHILE – 2.1%
Falabella SA	87,800	286,381

CHINA – 23.0%
China Isotope & Radiation Corp.	48,200	135,991
Chongqing Brewery Co. Ltd.*	11,100	263,541
Dada Nexus Ltd. ADS*	39,600	521,136
Frontage Hldgs. Corp.*	270,000	136,773
Hangzhou Robam Appliances Co. Ltd.*	49,000	276,929
Shanghai Weaver Network Co. Ltd.	25,235	276,249
Thunder Software Technology Co. Ltd.	14,600	317,089
Venus MedTech Hangzhou, Inc.*	61,500	233,456
Weimob, Inc.*	127,000	128,505
Winning Health Technology Group Co. Ltd.	63,260	166,354
Wolong Electric Group Co. Ltd.	64,500	185,098
Yantai Jereh Oilfield Services Group Co. Ltd.	42,700	267,989
Yijiahe Technology Co. Ltd.	17,248	203,293
		3,112,403

CZECH REPUBLIC – 1.6%
TCS Group Hldg. PLC	2,500	210,800

FRANCE – 2.1%
Gaztransport & Technigaz SA	3,050	285,590

GREECE – 1.1%
Greek Organization of Football Prognostics SA	10,400	147,641

INDIA – 11.1%
Affle India Ltd.*	14,100	213,855
Amber Enterprises India Ltd.*	2,800	124,911
Bukalapak.com PT Tbk*	5,600,000	169,501
Container Corp. of India Ltd.	13,900	114,914

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
L&T Technology Services Ltd.	3,100	$233,491
Linde India Ltd.*	4,200	140,536
Route Mobile Ltd.	7,300	175,136
Varun Beverages Ltd.	14,612	174,611
Vinati Organics Ltd.*	6,000	160,469
		1,507,424
INDONESIA – 5.2%
PT Bank Jago Tbk*	136,700	153,329
PT Industri Jamu dan Farmasi Sido Muncul Tbk	2,390,711	145,095
PT Mitra Adiperkasa Tbk*	4,312,900	214,829
PT Prodia Widyahusada Tbk*	292,000	188,486
		701,739

MALAYSIA – 1.1%
My E.G. Services Bhd	600,000	154,105

MEXICO – 1.3%
Prologis Property Mexico SA de CV	65,044	180,530

PHILIPPINES – 2.1%
Wilcon Depot, Inc.	485,000	290,226

POLAND – 1.1%
Dino Polska SA*	1,600	145,855

RUSSIA – 2.6%
HeadHunter Group PLC ADS	6,800	347,412

SOUTH AFRICA – 1.8%
Clicks Group Ltd.	4,980	98,609
Karooooo Ltd.*	3,700	150,886
		249,495

SOUTH KOREA – 9.5%
AfreecaTV Co. Ltd.	2,000	339,815
Classys, Inc.	10,900	171,916
Cosmax, Inc.*	3,000	220,036
Korea Investment Hldgs. Co. Ltd.	1,802	122,086
LEENO Industrial, Inc.	1,809	301,258
Nice Information Service Co. Ltd.	8,692	131,427
		1,286,538

SWEDEN – 1.5%
Medicover AB	5,000	204,153

SWITZERLAND – 1.0%
Wizz Air Hldgs. PLC*	2,409	136,558

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND (continued)

Schedule of Investments December 31, 2021

	SHARES	VALUE
TAIWAN – 15.5%
ASPEED Technology, Inc.	4,000	$515,775
Chailease Hldg. Co. Ltd.	16,666	158,524
Chief Telecom, Inc.	11,000	111,043
Innodisk Corp.	18,340	135,115
M31 Technology Corp.	23,000	329,628
momo.com, Inc.	4,200	245,892
Pan Jit International, Inc.*	80,000	308,327
Sinbon Electronics Co. Ltd.	18,000	184,387
Taiwan FamilyMart Co. Ltd.	12,000	107,349
		2,096,040

THAILAND – 1.2%
Mega Lifesciences PCL	106,000	159,882

VIETNAM – 1.2%
Viettel Construction	44,015	169,185

Total Equities
(Cost: $9,744,778)		$12,742,420

Total Investments – 94.0%
(Cost: $9,744,778)		$12,742,420
Other Assets Less Liabilities – 6.0%		814,202
Net Assets – 100%		$13,556,622

* Non-income producing security during the year ended December 31, 2021

ADS—American depositary share

SECTOR ALLOCATIONS (As A Percentage of Net Assets) (unaudited)
Communication Services	6.2%
Consumer Discretionary	21.9%
Consumer Staples	8.5%
Energy	5.1%
Financials	4.8%
Healthcare	10.3%
Industrials	10.0%
Information Technology	23.7%
Materials	2.2%
Real Estate	1.3%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities December 31, 2021

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	GLOBAL OPPORTUNITIES FUND
ASSETS
Investment securities at value[a]	$139,074,620	$28,970,904	$74,589,140
Cash	—	969,781	2,317,117
Receivable from fund shares sold	1,211,419	54,600	41,425
Dividends and interest receivable	9,470	1,533	38,886
Prepaid expenses	23,192	11,577	15,288
Total Assets	140,318,701	30,008,395	77,001,856

LIABILITIES
Payable to custodian bank	2,088,719	—	—
Payable for fund shares redeemed	431,616	838,355	30,036
Payable for securities purchased	—	67,121	—
Payable to advisor (see note 3)	116,913	23,462	54,670
Payable to distributor	17,521	3,264	11,285
Accrued expenses	46,012	27,337	45,497
Total Liabilities	2,700,781	959,539	141,488
NET ASSETS	$137,617,920	$29,048,856	$76,860,368

NET ASSETS
Investor Class	$87,602,940	$16,321,755	$53,342,075
Institutional Class	50,014,980	12,727,101	23,518,293
Total	$137,617,920	$29,048,856	$76,860,368

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	2,441,820	757,678	1,511,571
Institutional Class	1,372,953	580,509	656,133
Total	3,814,773	1,338,187	2,167,704

NET ASSET VALUE
Investor Class, offering price and redemption price	$35.88	$21.54	$35.29
Institutional Class, offering price and redemption price	$36.43	$21.92	$35.84

ANALYSIS OF NET ASSETS
Capital	$96,518,949	$21,854,275	$56,786,739
Accumulated earnings	41,098,971	7,194,581	20,073,629
Net assets	$137,617,920	$29,048,856	$76,860,368

[a] Investment securities at cost	$97,929,207	$22,009,106	$55,418,036

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities December 31, 2021 (continued)

	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND	EMERGING MARKETS FUND
ASSETS
Investment securities at value[a]	$94,800,191	$307,094,176	$12,742,420
Cash	541,952	1,370,081	836,383
Foreign Currency[b]	—	53,256	647
Receivable from fund shares sold	863,445	356,024	70,000
Receivable from securities sold	853,061	1,442,443	—
Dividends and interest receivable	26,589	847,030	12,290
Prepaid expenses	20,435	39,487	7,798
Total Assets	97,105,673	311,202,497	13,669,538

LIABILITIES
Payable for fund shares redeemed	284,080	240,398	—
Payable for securities purchased	360,906	129,785	—
Deferred foreign capital gains tax liability (see note 2)	—	—	70,326
Payable to advisor (see note 3)	104,664	265,568	3,142
Payable to distributor	17,552	66,310	335
Accrued expenses	73,585	144,171	39,113
Total Liabilities	840,787	846,232	112,916
NET ASSETS	$96,264,886	$310,356,265	$13,556,622

NET ASSETS
Investor Class	$81,018,357	$310,356,265	$1,646,314
Institutional Class	15,246,529	—	11,910,308
Total	$96,264,886	$310,356,265	$13,556,622

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	7,041,815	11,711,841	120,781
Institutional Class	1,306,030	—	866,068
Total	8,347,845	11,711,841	986,849

NET ASSET VALUE
Investor Class, offering price and redemption price	$11.51	$26.50	$13.63
Institutional Class, offering price and redemption price	$11.67	$—	$13.75

ANALYSIS OF NET ASSETS
Capital	$80,826,563	$244,127,312	$10,324,606
Accumulated earnings	15,438,323	66,228,953	3,232,016
Net assets	$96,264,886	$310,356,265	$13,556,622

[a] Investment securities at cost	$79,352,795	$233,580,024	$9,744,778
[b] Foreign currency at cost	$—	$52,983	$640

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Year Ended December 31, 2021

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND
INVESTMENT INCOME
Dividends[a]	$435,247	$72,463
Total investment income	435,247	72,463

EXPENSES
Investment advisory fees (see note 3)	665,226	87,761
Management fees (see note 3)	443,484	87,761
Distribution fees and shareholder services (see note 3)	165,848	25,869
Transfer agent fees and expenses	97,876	28,354
Custodian fees and expenses	12,787	5,670
Accounting services fees	45,896	20,635
Federal and state registration fees	36,960	32,390
Audit fees	16,519	16,519
Other	47,612	15,912
Total expenses before reimbursed expenses	1,532,208	320,871
Earnings credit (see note 6)	(855)	(153)
Expense reimbursement (see note 3)	—	(9,626)
Total expenses	1,531,353	311,092
NET INVESTMENT LOSS	(1,096,106)	(238,629)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	31,544,351	5,904,644
Change in net unrealized appreciation/depreciation on investments	12,706,177	1,849,942
Net realized/unrealized gains on investments	44,250,528	7,754,586
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,154,422	$7,515,957

a Dividends are net of foreign withholding tax of $2,890 for the Micro-Cap Fund

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Year Ended December 31, 2021 (continued)

	GLOBAL OPPORTUNITIES FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND	EMERGING MARKETS FUND
INVESTMENT INCOME
Dividends[a]	$393,119	$1,416,041	$2,736,912	$111,075
Total investment income	393,119	1,416,041	2,736,912	111,075

EXPENSES
Investment advisory fees (see note 3)	325,777	1,428,174	4,242,805	157,654
Management fees (see note 3)	300,777	—	—	—
Distribution fees and shareholder services (see note 3)	133,936	237,379	848,561	3,131
Transfer agent fees and expenses	65,016	139,459	513,716	27,468
Custodian fees and expenses	33,256	116,378	100,890	46,182
Accounting services fees	39,060	56,583	114,983	24,503
Federal and state registration fees	33,553	36,491	29,101	32,334
Audit fees	21,017	21,017	21,017	21,017
Other	34,580	53,371	146,323	13,006
Total expenses before reimbursed expenses	986,972	2,088,852	6,017,396	325,295
Earnings credit (see note 6)	(872)	(319)	(1,213)	(165)
Expense reimbursement (see note 3)	—	—	(585,449)	(132,812)
Total Expenses	986,100	2,088,533	5,430,734	192,318
NET INVESTMENT LOSS	(592,981)	(672,492)	(2,693,822)	(81,243)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	18,507,322	28,874,954	68,282,334	1,797,619
Net realized foreign capital gains tax	—	—	—	(65,290)
Net realized losses on foreign currency transactions	(3,208)	(24,602)	(7,481)	(3,394)
Net realized gains on investments and foreign currency transactions	18,504,114	28,850,352	68,274,853	1,728,935
Change in net deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	—	—	(2,540)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(4,663,916)	(34,074,056)	(60,205,704)	(203,006)
Net realized/unrealized gains (losses) on investments and foreign currencies	13,840,198	(5,223,704)	8,069,149	1,523,389
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,247,217	$(5,896,196)	$5,375,327	$1,442,146

a               Dividends are net of foreign withholding tax of $25,393, $88,376, $177,131, and $19,292 for the Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	MICRO-CAP FUND
	Year Ended December 31, 2021	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(1,096,106)	$(689,507)
Net realized gains on investment transactions	31,544,351	196,695
Change in net unrealized appreciation/depreciation on investments	12,706,177	16,794,544
Net increase in net assets resulting from operations	43,154,422	16,301,732

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	(17,266,714)	—
Institutional Class	(11,065,037)	—
Net decrease in net assets from distributions	(28,331,751)	—

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	36,156,710	3,637,401
Proceeds from reinvestment of distributions	16,519,001	—
Redemption of shares (see note 5)	(18,912,822)	(14,654,234)
Net increase (decrease) from investor class share transactions	33,762,889	(11,016,833)
Institutional Class
Proceeds from sale of shares	13,443,503	919,305
Proceeds from reinvestment of distributions	4,327,680	—
Redemption of shares (see note 5)	(5,332,751)	(7,199,994)
Net increase (decrease) from institutional class share transactions	12,438,432	(6,280,689)
Redemption fees (see note 5)	46,967	2,917
Net increase (decrease) in net assets resulting from capital share transactions	46,248,288	(17,294,605)
Total increase (decrease) in net assets	61,070,959	(992,873)

NET ASSETS
Beginning of year	76,546,961	77,539,834
End of year	$137,617,920	$76,546,961

TRANSACTIONS IN SHARES
Investor Class
Shares sold	906,972	179,585
Shares issued in reinvestment of distributions	461,296	—
Less shares redeemed	(484,941)	(698,871)
Net increase (decrease) from investor class share transactions	883,327	(519,286)
Institutional Class
Shares sold	320,473	43,937
Shares issued in reinvestment of distributions	119,023	—
Less shares redeemed	(129,108)	(355,588)
Net increase (decrease) from institutional class share transactions	310,388	(311,651)
Net increase (decrease) from capital share transactions	1,193,715	(830,937)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	SMALL-CAP OPPORTUNITIES FUND
	Year Ended December 31, 2021	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(238,629)	$(127,827)
Net realized gains on investment transactions	5,904,644	1,129,773
Change in net unrealized appreciation/depreciation on investments	1,849,942	3,466,685
Net increase in net assets resulting from operations	7,515,957	4,468,631

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	(3,123,678)	(303,928)
Institutional Class	(2,406,568)	(345,259)
Net decrease in net assets from distributions	(5,530,246)	(649,187)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	7,952,725	300,236
Proceeds from reinvestment of distributions	2,713,282	253,557
Redemption of shares (see note 5)	(2,502,149)	(565,249)
Net increase (decrease) from investor class share transactions	8,163,858	(11,456)
Institutional Class
Proceeds from sale of shares	1,774,000	1,144,055
Proceeds from reinvestment of distributions	1,540,672	233,987
Redemption of shares (see note 5)	(1,053,050)	(285,226)
Net increase from institutional class share transactions	2,261,622	1,092,816
Redemption fees (see note 5)	4,859	475
Net increase in net assets resulting from capital share transactions	10,430,339	1,081,835
Total increase in net assets	12,416,050	4,901,279

NET ASSETS
Beginning of year	16,632,806	11,731,527
End of year	$29,048,856	$16,632,806

TRANSACTIONS IN SHARES
Investor Class
Shares sold	317,889	22,282
Shares issued in reinvestment of distributions	126,140	13,728
Less shares redeemed	(111,005)	(36,849)
Net increase (decrease) from investor class share transactions	333,024	(839)
Institutional Class
Shares sold	76,279	98,477
Shares issued in reinvestment of distributions	70,382	12,519
Less shares redeemed	(45,184)	(19,982)
Net increase from institutional class share transactions	101,477	91,014
Net increase from capital share transactions	434,501	90,175

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	GLOBAL OPPORTUNITIES FUND
	Year Ended December 31, 2021	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(592,981)	$(493,547)
Net realized gains on investment and foreign currency transactions	18,504,114	5,911,870
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(4,663,916)	17,113,209
Net increase in net assets resulting from operations	13,247,217	22,531,532

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	(10,952,215)	(2,513,432)
Institutional Class	(4,909,922)	(932,307)
Net decrease in net assets from distributions	(15,862,137)	(3,445,739)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	7,705,053	1,186,951
Proceeds from reinvestment of distributions	9,853,010	2,288,838
Redemption of shares (see note 5)	(8,274,566)	(3,756,924)
Net increase (decrease) from investor class share transactions	9,283,497	(281,135)
Institutional Class
Proceeds from sale of shares	6,574,138	2,240,433
Proceeds from reinvestment of distributions	3,645,759	692,252
Redemption of shares (see note 5)	(2,714,588)	(1,711,663)
Net increase from institutional class share transactions	7,505,309	1,221,022
Redemption fees (see note 5)	11,495	1,244
Net increase in net assets resulting from capital share transactions	16,800,301	941,131
Total increase in net assets	14,185,381	20,026,924

NET ASSETS
Beginning of year	62,674,987	42,648,063
End of year	$76,860,368	$62,674,987

TRANSACTIONS IN SHARES
Investor Class
Shares sold	179,412	40,019
Shares issued in reinvestment of distributions	279,360	62,112
Less shares redeemed	(195,351)	(143,339)
Net increase (decrease) from investor class share transactions	263,421	(41,208)
Institutional Class
Shares sold	153,008	81,566
Shares issued in reinvestment of distributions	101,780	18,604
Less shares redeemed	(62,733)	(61,981)
Net increase from institutional class share transactions	192,055	38,189
Net increase (decrease) from capital share transactions	455,476	(3,019)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	CHINA OPPORTUNITIES FUND
	Year Ended December 31, 2021	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(672,492)	$(1,033,955)
Net realized gains on investment and foreign currency transactions	28,850,352	17,259,973
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(34,074,056)	28,837,044
Net increase (decrease) in net assets resulting from operations	(5,896,196)	45,063,062

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	(24,499,105)	(10,311,587)
Institutional Class	(4,324,663)	(2,129,840)
Net decrease in net assets from distributions	(28,823,768)	(12,441,427)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	10,556,082	8,261,354
Proceeds from reinvestment of distributions	22,926,946	9,606,661
Redemption of shares (see note 5)	(21,557,737)	(21,732,415)
Net increase (decrease) from investor class share transactions	11,925,291	(3,864,400)
Institutional Class
Proceeds from sale of shares	2,825,562	3,446,890
Proceeds from reinvestment of distributions	3,592,224	1,876,619
Redemption of shares (see note 5)	(7,413,774)	(3,867,154)
Net increase (decrease) from institutional class share transactions	(995,988)	1,456,355
Redemption fees (see note 5)	30,950	23,467
Net increase (decrease) in net assets resulting from capital share transactions	10,960,253	(2,384,578)
Total increase (decrease) in net assets	(23,759,711)	30,237,057

NET ASSETS
Beginning of year	120,024,597	89,787,540
End of year	$96,264,886	$120,024,597

TRANSACTIONS IN SHARES
Investor Class
Shares sold	641,145	553,521
Shares issued in reinvestment of distributions	2,012,901	561,137
Less shares redeemed	(1,312,152)	(1,539,155)
Net increase (decrease) from investor class share transactions	1,341,894	(424,497)
Institutional Class
Shares sold	191,107	221,745
Shares issued in reinvestment of distributions	310,746	108,726
Less shares redeemed	(429,627)	(251,302)
Net increase from institutional class share transactions	72,226	79,169
Net increase (decrease) from capital share transactions	1,414,120	(345,328)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	INTERNATIONAL OPPORTUNITIES FUND
	Year Ended December 31, 2021	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(2,693,822)	$(2,008,348)
Net realized gains on investments and foreign currency transactions	68,274,853	54,285,535
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(60,205,704)	68,435,586
Net increase in net assets resulting from operations	5,375,327	120,712,773

FROM DISTRIBUTIONS
Distributions to shareholders	(54,761,352)	(1,290,124)
Net decrease in net assets from distributions	(54,761,352)	(1,290,124)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	55,352,019	38,437,961
Proceeds from reinvestment of distributions	48,423,319	1,140,249
Redemption of shares (see note 5)	(71,434,390)	(155,930,992)
Redemption fees (see note 5)	46,955	31,009
Net increase (decrease) from capital share transactions	32,387,903	(116,321,773)
Total increase (decrease) in net assets	(16,998,122)	3,100,876

NET ASSETS
Beginning of year	327,354,387	324,253,511
End of year	$310,356,265	$327,354,387

TRANSACTIONS IN SHARES
Shares sold	1,709,411	1,743,571
Shares issued in reinvestment of distributions	1,832,828	36,095
Less shares redeemed	(2,214,866)	(8,080,663)
Net increase (decrease) from capital share transactions	1,327,373	(6,300,997)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	EMERGING MARKETS FUND
	Year Ended December 31, 2021	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(81,243)	$(23,948)
Net realized gains on investments and foreign currency transactions	1,728,935	1,209,834
Change in net unrealized appreciation/depreciation on investments and foeign currencies	(205,546)	1,997,255
Net increase in net assets resulting from operations	1,442,146	3,183,141

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	(203,953)	—
Institutional Class	(1,523,671)	—
Net decrease in net assets from distributions	(1,727,624)	—

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	1,259,242	175,609
Proceeds from reinvestment of distributions	186,395	—
Redemption of shares (see note 5)	(481,241)	(182,826)
Net increase (decrease) from investor class share transactions	964,396	(7,217)
Institutional Class
Proceeds from sale of shares	1,312,840	540,546
Proceeds from reinvestment of distributions	1,143,509	—
Redemption of shares (see note 5)	(309,129)	(957,720)
Net increase (decrease) from institutional class share transactions	2,147,220	(417,174)
Redemption fees (see note 5)	2,746	522
Net increase (decrease) in net assets resulting from capital share transactions	3,114,362	(423,869)
Total increase in net assets	2,828,884	2,759,272

NET ASSETS
Beginning of year	10,727,738	7,968,466
End of year	$13,556,622	$10,727,738

TRANSACTIONS IN SHARES
Investor Class
Shares sold	81,184	15,758
Shares issued in reinvestment of distributions	13,726	—
Less shares redeemed	(31,287)	(19,250)
Net increase (decrease) from investor class share transactions	63,623	(3,492)
Institutional Class
Shares sold	88,151	48,846
Shares issued in reinvestment of distributions	83,407	—
Less shares redeemed	(20,438)	(93,794)
Net increase (decrease) from institutional class share transactions	151,120	(44,948)
Net increase (decrease) from capital share transactions	214,743	(48,440)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2021

1. Description of Organization

Description of business.    The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of seven Funds of which six are in this report: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Emerging Markets Fund (collectively, ‘‘the Funds’’) are each a series of the Trust. Each Fund in this report except for Oberweis International Opportunities Fund currently offers two classes of shares: Investor Class and Institutional Class. Oberweis International Opportunities Fund offers only Investor Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.”

Investment valuation.    Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis Emerging Markets Fund and the Oberweis International Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2021 (continued)

markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.    In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•        Level 1 – Quoted prices in active markets for identical securities.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•        Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2021:

Micro-Cap Fund		Small-Cap Opportunities Fund
Level 1 – Equities	$139,074,620	$28,970,904
Total Level 1	139,074,620	28,970,904
Level 2	—	—
Level 3	—	—
Total Investments	$139,074,620	$28,970,904
Global Opportunities Fund		China Opportunities Fund	International Opportunities Fund
Level 1 – Equities
Total Asia	$7,788,720	$81,692,890	$7,017,350
Total Australia	882,321	—	20,734,330
Total Europe	11,162,171	—	113,371,679
Total North America	40,748,970	—	35,688,668
Total South America	—	—	—
Total Level 1	60,582,182	81,692,890	176,812,027
Level 2 – Equities
Total Asia	9,033,743	13,107,301	68,605,665
Total Europe	4,973,215	—	61,676,484
Total Level 2	14,006,958	13,107,301	130,282,149
Level 3	—	—	—
Total Investments	$74,589,140	$94,800,191	$307,094,176

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2021 (continued)

Emerging Markets Fund
Level 1 – Equities
Total Asia	$5,214,546
Total Africa	249,495
Total Australia	327,719
Total Europe	1,273,856
Total North America	324,027
Total South America	885,628
Total Level 1	8,275,271
Level 2 – Equities
Total Asia	4,262,996
Total Europe	204,153
Total Level 2	4,467,149
Level 3	—
Total Investments	$12,742,420

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign Currency Transactions.    The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.    Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund Share Valuation.    Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2021 (continued)

Investment Transactions and Investment Income.    Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Fund Expense Allocations.    The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal Income Taxes and Dividends to Shareholders.    It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2021. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the year ended December 31, 2021, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (‘‘PFIC’’) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2021, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Increases/(Decrease)
Capital		Accumulated Earnings (Loss)
Micro-Cap Fund	$2,115,141	$(2,115,141)
Global Opportunities Fund	1,552,718	(1,552,718)
Small-Cap Opportunities Fund	498,909	(498,909)
China Opportunities Fund	5,052,339	(5,052,339)
International Opportunities Fund	1,632,358	(1,632,358)
Emerging Markets Fund	(83,369)	83,369

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2021 (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$6,601,079	$21,730,672	$28,331,751
Global Opportunities Fund	2,861,842	13,000,295	15,862,137
Small-Cap Opportunities Fund	2,861,415	2,668,831	5,530,246
China Opportunities Fund	4,018,595	24,805,173	28,823,768
International Opportunities Fund	—	54,761,352	54,761,352
Emerging Markets Fund	15,223	1,712,401	1,727,624

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$—	$—
Global Opportunities Fund	—	3,445,739	3,445,739
Small-Cap Opportunities Fund	—	649,187	649,187
China Opportunities Fund	3,116,458	9,324,969	12,441,427
International Opportunities Fund	1,290,124	—	1,290,124
Emerging Markets Fund	—	—	—

The International Opportunities Fund utilized $8,525,215, respectively, of its capial loss carryforwards during the year ended December 31, 2021.

As of December 31, 2021 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income (deficit)		Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Appreciation/ (Depreciation) foreign currency translations and India sales tax
Micro-Cap Fund	$—	$—	$—	$41,098,971	$—
Global Opportunities Fund	—	1,327,220	—	18,746,003	406
Small-Cap Opportunities Fund	—	263,165	—	6,931,416	—
China Opportunities Fund	—	670,331	—	14,767,974	18
International Opportunities Fund	—	—	—	66,225,392	3,561
Emerging Markets Fund	—	336,985	—	2,965,453	(70,422)

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2021 (continued)

Accumulated capital and other losses consists of timing differences related to wash sales and capital loss carryforwards.

As of December 31, 2021 the cost of investments for federal income tax purposes are as follows:

Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation	Gross Unrealized Gross Unrealized (Depreciation)	Unrealized Appreciation
Micro-Cap Fund	$97,975,649	$43,780,107	$(2,681,136)	$41,098,971
Global Opportunities Fund	55,843,137	20,352,799	(1,606,796)	18,746,003
Small-Cap Opportunities Fund	22,039,488	7,391,236	(459,820)	6,931,416
China Opportunities Fund	80,032,217	17,301,320	(2,533,346)	14,767,974
International Opportunities Fund	240,868,784	72,131,475	(5,906,083)	66,225,392
Emerging Markets Fund	9,776,967	3,815,023	(849,570)	2,965,453

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of December 31, 2021, open Federal tax years include the tax years ended 2018 through 2021. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.    Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.    Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Global Opportunities, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2021 (continued)

fees at an annual rate equal to .60% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25%, 1.25% and 1.25% of average daily net assets, respectively. For the year ended December 31, 2021, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund incurred investment advisory fees totaling $665,226, $87,761 and $325,777, respectively. For the year ended December 31, 2021, the China Opportunities Fund, International Opportunities Fund, and Emerging Market Fund incurred investment advisory fees totaling $1,428,174, $4,242,805 and $157,654, respectively.

Management agreement.    For management services and facilities furnished, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2021, the Micro-Cap Fund, Small-Cap Opportunities Fund, and Global Opportunities Fund incurred management fees totaling $443,484, $87,761, and $300,777, respectively.

Expense reimbursement.    OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.55%, 2.24%, 1.60% and 1.75% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Global Opportunities Fund and Micro-Cap Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund and Emerging Markets Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.30%, 1.99% and 1.50% expressed as a percentage of the Funds’ average daily net assets, respectively. For the year ended December 31, 2021 OAM reimbursed the Small-Cap Opportunities Fund, the Emerging Markets Fund, and the International Opportunities Fund in the amount of $9,626, $132,812, and $585,449, respectively.

Officers and trustees.    Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2021, the Trust made no direct payments to its officers and paid $137,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.    The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the year ended

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2021 (continued)

December 31, 2021, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities
Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund incurred distribution fees totaling $165,848, $25,869, $133,936, $237,379, $848,561, and $3,131, respectively.

Affiliated Commissions.    For the year ended December 31, 2021, the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2021, other than money market investments, aggregated $106,098,808 and $86,985,931, respectively, for the Micro-Cap Fund, $27,045,352 and $22,544,079, respectively, for the Small-Cap Opportunities Fund, $78,551,325 and $81,077,996, respectively, for the Global Opportunities Fund, $272,296,096 and $294,011,120, respectively, for the China Opportunities Fund, $304,818,227,and $325,536,298, respectively, for the International Opportunities Fund, $8,550,666 and $8,009,905, respectively, for the Emerging Markets Fund. The Funds did not hold government securities during the year ended December 31, 2021.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options during the year ended December 31, 2021.

5. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers, redemptions of shares of the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the Emerging Markets Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund were $46,967, $4,859, $11,495, $30,950, $46,955 and $2,746, respectively, for the year ended December 31, 2021, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2021 (continued)

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2021, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund received credits of $855, $153, $872, $319, $1,213, and $165, respectively. During the year ended December 31, 2021, the Micro-Cap Fund, the Small Cap Opportunities Fund, the Global Opportunities Fund, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund incurred interest charges of $601, $471, $220, $2,413, $678, and $4 respectively, which is included in custodian fees and expenses in the Statements of Operations.

7. Coronavirus (COVID-19) pandemic

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

8. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	MICRO-CAP FUND
	Years Ended December 31,
	2021	2020	2019	2018	2017
Net asset value at beginning of year	$29.10	$22.40	$18.37	$25.12	$22.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.43)	(.26)	(.22)	(.35)	(.32)
Net realized and unrealized gains (losses) on investments	15.93	6.96	4.25	(2.82)	6.37
Total from investment operations	15.50	6.70	4.03	(3.17)	6.05
Redemption Fees[a]	.02	—	—	.03	—
Less distributions:
Distribution from net realized gains on investments	(8.74)	—	—	(3.61)	(2.95)
Net asset value at end of year	$35.88	$29.10	$22.40	$18.37	$25.12
Total Return (%)	53.38	29.91	21.94	(12.30)	27.90

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$87,603	$45,345	$46,546	$53,094	$92,249
Ratio of gross expenses to average net assets (%)	1.48	1.59	1.60	1.57	1.58
Ratio of net expenses to average net assets (%)[b]	1.48	1.58	1.58	1.55	1.54
Ratio of net investment loss to average net assets (%)	(1.08)	(1.22)	(1.03)	(1.30)	(1.32)
Portfolio turnover rate (%)	81	92	112	119	91

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	MICRO-CAP FUND
	Years Ended December 31,				Period Ended December 31, 2017[a]
	2021	2020	2019	2018
Net asset value at beginning of period	$29.36	$22.55	$18.47	$25.17	$23.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	(.33)	(.21)	(.13)	(.28)		(.18)
Net realized and unrealized gains (losses) on investments	16.12	7.02	4.21	(2.84)	4.18
Total from investment operations	15.79	6.81	4.08	(3.12)	4.00
Redemption Fees[b]	.02	—	—	.03	—
Less distributions:
Distribution from net realized gains on investments	(8.74)	—	—	(3.61)		(2.35)
Net asset value at end of period	$36.43	$29.36	$22.55	$18.47	$25.17
Total Return (%)	53.90	30.20	22.09	(12.07)	16.92	[d]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$50,015	$31,202	$30,994	$14,445	$9,346
Ratio of gross expenses to average net assets (%)	1.23	1.34	1.34	1.33	1.32	[e]
Ratio of net expenses to average net assets (%)[c]	1.23	1.33	1.32	1.32	1.28	[e]
Ratio of net investment loss to average net assets (%)	(.85)	(.97)	(.61)	(1.05)		(1.04)[e]
Portfolio turnover rate (%)	81	92	112	119	91

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Not annualized

e Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	SMALL-CAP OPPORTUNITIES FUND
	Years Ended December 31,
	2021	2020	2019	2018	2017
Net asset value at beginning of year	$18.29	$14.36	$11.83	$16.40	$13.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.28)	(.17)	(.13)	(.18)	(.22)
Net realized and unrealized gains (losses) on investments	8.23	4.84	3.10	(1.05)	3.77
Total from investment operations	7.95	4.67	2.97	(1.23)	3.55
Redemption Fees[a]	.01	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	(4.71)	(.74)	(.44)	(3.34)	(1.04)
Net asset value at end of year	$21.54	$18.29	$14.36	$11.83	$16.40
Total Return (%)	43.57	32.47	25.07	(7.23)	25.54

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$16,322	$7,767	$6,110	$5,299	$7,533
Ratio of gross expenses to average net assets (%)	1.59	2.03	2.21	2.13	2.29
Ratio of net expenses to average net assets (%)[b]	1.55	1.55	1.55	1.55	1.72
Ratio of net investment loss to average net assets (%)	(1.22)	(1.14)	(.95)	(1.06)	(1.42)
Portfolio turnover rate (%)	106	147	142	160	142

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	SMALL-CAP OPPORTUNITIES FUND
	Years Ended December 31,				Period Ended December 31, 2017[a]
2021	2020	2019	2018
Net asset value at beginning of period	$18.51	$14.49	$11.90	$16.44	$15.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	(.23)	(.13)	(.10)	(.14)		(.11)
Net realized and unrealized gains (losses) on investments	8.34	4.89	3.13	(1.06)	2.39
Total from investment operations	8.11	4.76	3.03	(1.20)	2.28
Redemption Fees[b]	.01	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	(4.71)	(.74)	(.44)	(3.34)		(1.04)
Net asset value at end of period	$21.92	$18.51	$14.49	$11.90	$16.44
Total Return (%)	43.92	32.80	25.43	(7.05)	14.99	[d]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$12,727	$8,866	$5,622	$4,538	$3,564
Ratio of gross expenses to average net assets (%)	1.34	1.78	1.96	1.88	1.86	[e]
Ratio of net expenses to average net assets (%)[c]	1.30	1.30	1.30	1.30	1.30	[e]
Ratio of net investment loss to average net assets (%)	(.97)	(.89)	(.69)	(.80)		(.97)[e]
Portfolio turnover rate (%)	106	147	142	160	142

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Not annualized

e Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	GLOBAL OPPORTUNITIES FUND
	Years Ended December 31,
	2021	2020	2019	2018	2017
Net asset value at beginning of year	$36.51	$24.82	$19.75	$28.36	$24.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.37)	(.32)	(.24)	(.20)	(.19)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	7.99	14.13	5.31	(7.09)	8.21
Total from investment operations	7.62	13.81	5.07	(7.29)	8.02
Redemption fees[a]	.01	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	(8.85)	(2.12)	—	(1.32)	(3.79)
Net asset value at end of year	$35.29	$36.51	$24.82	$19.75	$28.36
Total Return (%)	20.92	55.55	25.67	(25.66)	33.30

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$53,342	$45,566	$32,004	$28,847	$47,856
Ratio of gross expenses to average net assets (%)	1.38	1.53	1.58	1.52	1.52
Ratio of net expenses to average net assets (%)[b]	1.38	1.53	1.55	1.50	1.50
Ratio of net investment loss to average net assets (%)	(.86)	(1.14)	(1.07)	(.72)	(.67)
Portfolio turnover rate (%)	111	129	120	155	137

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	GLOBAL OPPORTUNITIES FUND
	Years Ended December 31,				Period Ended December 31, 2017[a]
	2021	2020	2019	2018
Net asset value at beginning of year	$36.87	$24.99	$19.84	$28.41	$27.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	(.26)	(.25)	(.18)	(.13)		(.12)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	8.07	14.25	5.33	(7.12)	4.90
Total from investment operations	7.81	14	5.15	(7.25)	4.78
Redemption Fees[b]	.01	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	(8.85)	(2.12)	—	(1.32)		(3.79)
Net asset value at end of year	$35.84	$36.87	$24.99	$19.84	$28.41
Total Return (%)	21.23	55.94	25.96	(25.48)	17.49	[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$23,518	$17,109	$10,644	$8,937	$7,919
Ratio of gross expenses to average net assets (%)	1.14	1.28	1.33	1.28	1.20	[d]
Ratio of net expenses to average net assets (%)[c]	1.13	1.27	1.30	1.25	1.18	[d]
Ratio of net investment loss to average net assets (%)	(.61)	(.88)	(.78)	(.49)		(.59)[d]
Portfolio turnover rate (%)	111	129	120	155	137	[e]

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	CHINA OPPORTUNITIES FUND
	Years Ended December 31,
	2021	2020	2019	2018	2017
Net asset value at beginning of year	$17.29	$12.33	$9.35	$15.95	$10.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.11)	(.16)	(.09)	(.10)	(.06)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.88)	7.11	3.47	(4.06)	6.07
Total from investment operations	(.99)	6.95	3.38	(4.16)	6.01
Redemption Fees[a]	—	—	.02	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	(4.79)	(1.99)	(.42)	(2.44)	(.98)
Dividends from net investment income	—	—	—	—	(.02)
Total dividends and distributions	(4.79)	(1.99)	(.42)	(2.44)	(1.00)
Net asset value at end of year	$11.51	$17.29	$12.33	$9.35	$15.95
Total Return (%)	(5.41)	56.51	36.33	(26.01)	55.05

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$81,018	$98,527	$75,487	$60,844	$107,190
Ratio of gross expenses to average net assets (%)	1.87	1.95	1.95	1.91	1.92
Ratio of net expenses to average net assets (%)[b]	1.87	1.95	1.84	1.86	1.91
Ratio of net investment loss to average net assets (%)	(.63)	(1.11)	(.77)	(.68)	(.38)
Portfolio turnover rate (%)	241	192	184	85	97

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	CHINA OPPORTUNITIES FUND
	Years Ended December 31,				Period Ended December 31, 2017[a]
	2021	2020	2019	2018
Net asset value at beginning of year	$17.42	$12.39	$9.36	$15.93	$12.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	(.07)	(.13)	(.07)	(.06)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.89)	7.15	3.50	(4.07)	4.19
Total from investment operations	(.96)	7.02	3.43	(4.13)	4.18
Redemption fees[b]	—	—	.02	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	(4.79)	(1.99)	(.42)	(2.44)	(.98)
Dividends from net investment income	—	—	—	—	(.05)
Total dividends and distributions	(4.79)	(1.99)	(.42)	(2.44)	(1.03)
Net asset value at end of year	$11.67	$17.42	$12.39	$9.36	$15.93
Total return (%)	(5.23)	56.79	36.82	(25.85)	32.87 [e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$15,247	$21,497	$14,301	$10,998	$14,087
Ratio of gross expenses to average net assets (%)	1.62	1.69	1.70	1.65	1.60 [d]
Ratio of net expenses to average net assets (%)[c]	1.62	1.69	1.59	1.61	1.59 [d]
Ratio of net investment loss to average net assets (%)	(.38)	(.85)	(.55)	(.42)	(.12)[d]
Portfolio turnover rate (%)	241	192	184	85	97

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	INTERNATIONAL OPPORTUNITIES FUND
	Years Ended December 31,
	2021	2020	2019	2018	2017
Net asset value at beginning of year	$31.52	$19.43	$16.01	$25.49	$20.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	(.26)	(.16)	(.03)	(.04)	(.04)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	.72	12.37	3.69	(6.30)	8.26
Total from investment operations	.46	12.21	3.66	(6.34)	8.22
Redemption Fees[a]	—	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	(5.48)	—	—	(3.10)	(2.85)
Dividends from net investment income	—	(.12)	(.24)	(.04)	(.07)
Total dividends and distributions	(5.48)	(.12)	(.24)	(3.14)	(2.92)
Net asset value at end of year	$26.50	$31.52	$19.43	$16.01	$25.49
Total return (%)	1.52	62.86	22.85	(24.73)	40.77

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$310,356	$327,354	$324,254	$498,164	$905,392
Ratio of gross expenses to average net assets (%)	1.77	1.87	1.82	1.77	1.79
Ratio of net expenses to average net assets (%)[b]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	(.79)	(.75)	(.19)	(.16)	(.18)
Portfolio turnover rate (%)	93	130	142	145	153

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	Emerging Markets Fund
	Years Ended December 31,			Period Ended December 31, 2018[a]
	2021	2020	2019
Net asset value at beginning of period	$13.81	$9.67	$7.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	(.13)	(.06)	(.02)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	1.95	4.20	1.80	(2.10)
Total from investment operations	1.82	4.14	1.78	(2.11)
Redemption Fees[b]	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	(2.00)	—	—	—
Dividends from net investment income	—	—	—	—
Total dividends and distributions	(2.00)	—	—	—
Net asset value at end of year	$13.63	$13.81	$9.67	$7.89
Total Return (%)	13.24	42.81	22.56	(21.10)[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$1,646	$789	$587	$426
Ratio of gross expenses to average net assets (%)	2.80	3.79	3.86	3.99 [d]
Ratio of net expenses to average net assets (%)[c]	1.75	1.75	1.75	1.75 [d]
Ratio of net investment loss to average net assets (%)	(.87)	(.54)	(.21)	(.15)[d]
Portfolio turnover rate (%)	67	131	153	111 [e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the advisor, and expense reimbursement form the advisor

d Annualized.

e Not Annualized

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	Emerging Markets Fund
	Years Ended December 31,			Period Ended December 31, 2018[a]
	2021	2020	2019
Net asset value at beginning of period	$13.90	$9.71	$7.90	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[b]	(.10)	(.03)	—	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	1.97	4.22	1.81		(2.11)
Total from investment operations	1.87	4.19	1.81		(2.10)
Redemption Fees[b]	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	(2.00)	—	—	—
Dividends from net investment income	(.02)	—	—	—
Total dividends and distributions	(2.02)	—	—	—
Net asset value at end of year	$13.75	$13.90	$9.71	$7.90
Total Return (%)	13.50	43.15	22.91		(21.00)[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$11,910	$9,938	$7,382	$6,012
Ratio of gross expenses to average net assets (%)	2.55	3.54	3.61	3.74	[d]
Ratio of net expenses to average net assets (%)[c]	1.50	1.50	1.50	1.50	[d]
Ratio of net investment income (loss) to average net assets (%)	(.62)	(.26)	—	.10	[d]
Portfolio turnover rate (%)	67	131	153	111	[e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian, and expense reimbursement form the advisor

d Annualized.

e Not Annualized

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Oberweis Funds

and the Shareholders of Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund, Oberweis Global Opportunities Fund, Oberweis China Opportunities Fund, Oberweis International Opportunities Fund, and Oberweis Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund, Oberweis Global Opportunities Fund, Oberweis China Opportunities Fund, Oberweis International Opportunities Fund, and Oberweis Emerging Markets Fund, each a series of shares of beneficial interest in The Oberweis Funds, (the “Funds”), including the schedules of investments, as of December 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”).

Financial Highlights
Investor Class: Micro-Cap Fund Small-Cap Opportunities Fund Global Opportunities Fund China Opportunities Fund International Opportunities Fund	For each of the years in the five-year period ended December 31, 2021
Investor Class: Emerging Markets Fund	For each of the years in the three-year period ended December 31, 2021 and for the period May 1, 2018 (commencement of operations) to December 31, 2018
Institutional Class: Micro-Cap Fund Small-Cap Opportunities Fund Global Opportunities Fund China Opportunities Fund	For each of the years in the four-year period ended December 31, 2021 and for the period May 1, 2017 (commencement of operations) to December 31, 2017
Institutional Class: Emerging Markets Fund	For each of the years In the three-year period ended December 31, 2021 and for the period May 1, 2018 (commencement of operations) to December 31, 2018

In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights as detailed above, in conformity with accounting principles generally accepted in the United States of America.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Oberweis Funds since 2016.

Philadelphia, Pennsylvania
February 23, 2022

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (unaudited)

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
NONINTERESTED TRUSTEES
Katherine Smith Dedrick (64) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004[1]

Gary D. McDaniel (73) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004[1]
James G. Schmidt (74) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003[1]
INTERESTED TRUSTEES
James D. Oberweis (75) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee[2]	Trustee since July, 1986[1]
James W. Oberweis (47) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996[3]
Patrick B. Joyce (62) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President Chief Compliance Officer	Officer since October, 1994[3]
David I. Covas (46) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004[3]
Kenneth S. Farsalas (51) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009[3]
Eric V. Hannemann (48) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Treasurer	Officer since August, 2005[3]
Thomas P. Joyce (36) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since July, 2021[3]

1 Unless otherwise noted, each trustee shall serve as a trustee of the Funds until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

2 James D. Oberweis is an interested trustee of the Funds since he is a shareholder of Oberweis Asset Management, Inc., the Funds’ investment advisor.

3 Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 800-323-6166.

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS
(unaudited) (continued)

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – Smith Dedrick Properties, Inc., 2016 to present; President – KSD Law P.C., 2015 to present; President – KSD Global Consulting, Inc., 2015 to present; Executive Committee Member, Risk Worldwide NZ Ltd., 2011 to 2016; President – Aggressive Publishing, Inc., 2010 to present; Member – Risk Worldwide LLC, 2007 to 2016.	7	None
	7	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to December 2019.	7	None

Illinois State Senator, January 2013 to January 2021; Chairman – Oberweis Dairy, Inc. December, 1986 to present.	7	None

President – Oberweis Asset Management, Inc., September, 2001 to present; Portfolio Manager from December, 1995 to present; President and Director – Oberweis Securities, Inc., September, 1996 to present.

	Not Applicable	None

Executive Vice President, Secretary and Director – Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director – Oberweis Securities, Inc. September, 1996 to present.

	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None
Vice president of Compliance December, 2021 to present, Senior Compliance Analyst July, 2013 to November, 2021, Compliance Associate April, 2010 to June, 2013 – Oberweis Asset Management, Inc.	Not Applicable	None

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Long-Term Capital Gains

As of December 31, 2021, the following Funds designate long-term capital distribution as follows:

Micro-Cap Fund	$21,730,672
Global Opportunites Fund	13,000,295
Small-Cap Opportunities Fund	2,668,831
China Opportunities Fund	24,805,173
International Opportunities Fund	54,762,352
Emerging Markets Fund	1,712,392

Qualified Dividend Income

For the year ended December 31, 2021, the dividends paid from net investment income, including short-term capital gains are designated as qualified dividend income.

Micro-Cap Fund	5.03%
Global Opportunites Fund	6.38%
Small-Cap Opportunities Fund	2.16%
China Opportunities Fund	100.00%
International Opportunities Fund	100.00%
Emerging Markets Fund	100.00%

For the year ended December 31, 2021, the dividends paid from net investment income, including short-term capital gains are designated as dividends received deduction available to corporate shareholders.

Micro-Cap Fund	4.82%
Global Opportunites Fund	1.32%
Small-Cap Opportunities Fund	2.17%
China Opportunities Fund	0.00%
International Opportunities Fund	0.00%
Emerging Markets Fund	0.00%

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the China Opportunities Fund, Emerging Markets Fund, International Opportunities Fund and Global Opportunities Fund, respectively, designate $1,507,387, $80,346, $2,914,073 and $0 of income derived from foreign sources and $88,376, $130,613, $177,131 and $0 of foreign taxes paid for the period ended December 31, 2021.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended December 31, 2021, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
China Opportunities Fund	$0.1806	$0.0106
Emerging Markets Fund	0.1324	0.0814
International Opportunities Fund	0.2488	0.0151

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund) Portfolio securities to the Funds’ investment advisor, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended December 31 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Funds’ Forms NPORT are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreements and Investment Sub-Advisory Agreement

The Investment Advisory Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management, Inc. (“OAM”) with respect to the Micro-Cap Fund, the Global Opportunities Fund and the Small-Cap Opportunities Fund and the Investment Advisory and Management Agreements between the Trust and OAM with respect to the International Opportunities Fund, the China Opportunities Fund and the Emerging Markets Fund (collectively, the “Advisory Agreements”) (the above-noted funds of the Trust are collectively referred to as the “Funds”), and the Investment Sub-Advisory Agreement between OAM and Oberweis Asset Management (Hong Kong) Limited (“OAMHK”), a wholly owned subsidiary of OAM, with respect to the China Opportunities Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreements, the “Agreements”) were last approved by the Board of Trustees of the Trust (the “Board”), including all of the trustees who are not parties to the Agreements or interested persons of any such party (the “independent trustees”), at a meeting on August 18, 2021. The Board, including a majority of the independent trustees, determined that the continuation of the applicable Agreements was in the best interests of each of the Funds.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

The Board noted that OAM has been associated with each of the Funds since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of each Fund, and that shareholders have invested in the Funds knowing that OAM manages the Funds and knowing the investment advisory and management fee schedules.

Nature, Quality and Extent of Services.    With respect to the nature, quality and extent of the services provided (i) to the Funds by OAM pursuant to the Advisory Agreements and (ii) to the China Opportunities Fund by OAMHK pursuant to the Sub-Advisory Agreement, the Board considered the background and experience of OAM and OAMHK, the functions performed by OAM and OAMHK and the personnel providing such services, the management capabilities of OAM and OAMHK, the information contained in OAM’s and OAMHK’s Forms ADV, OAM’s financial condition and the compliance reports provided to the Board, and the culture of compliance created by OAM and OAMHK, including the competency of the Trust, OAM and OAMHK’s chief compliance officer. The Board also considered the experience, academic background, long tenure, structure, size and geographic locations of the portfolio management/strategy investment teams and their respective roles, the investment process with respect to the types of investments held by the Funds, as well as the honesty and integrity of OAM and OAMHK, and that, in the Board’s experience, OAM and OAMHK personnel are open and forthright with the Board. In addition, the Board considered that OAM and OAMHK are research-oriented firms that conduct extensive research in connection with managing the Funds and also considered the competitive pressure on active management.

The Board reviewed the investment performance of each Fund as compared to a peer universe of funds provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data (the “Performance Universe”), and as compared to the performance of a relevant market benchmark index. With respect to Fund performance, the Board considered each Fund’s performance over the one-, three-, five- and ten-year periods ended June 30, 2021, as applicable, including any periods of outperformance or underperformance as compared to the performance of the relevant market benchmark index and the Fund’s Performance Universe Average. The Board noted that each Fund, except the Emerging Markets Fund, outperformed its relevant market benchmark index and Performance Universe Average for all periods reviewed. The Board also noted that the Emerging Markets Fund outperformed its relevant market benchmark index and Performance Universe for the three-year period and outperformed its Performance Universe but underperformed its market benchmark index for the one-year period. In light of the information provided and the considerations made, the Board concluded that the nature, quality and extent of the services provided to each Fund by OAM and to the China Opportunities Fund by OAMHK have been and are expected to remain satisfactory.

Fees and Expenses.    The Board considered the combined investment advisory and management fees charged to each Fund by OAM (the “management fees”) as compared to the management fees of a peer group of funds provided by Broadridge (the “Expense Group”) and the expense ratio(s) of each Fund as compared to the expense ratios of the Expense Group. The Board considered information provided by Broadridge on how it selected the peer funds included in the Expense Group for each Fund and considered certain limitations as to the comparability of the data provided. Based on the information provided, the Board noted that the management fees charged to each Fund, except the China Opportunities Fund and the International Opportunities Fund, were the same as, below or near the median management fee of its Expense Group. With respect to the investment sub-advisory fees paid to OAMHK relating to the China Opportunities Fund, the Board noted that such fees are paid by OAM and not the China Opportunities Fund.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

The Board noted that the expense ratio for each Fund’s Institutional Class (with the exception of the Small-Cap Opportunities Fund), as applicable, was the same as, below or near the median of the expense ratio of its applicable Expense Group. The Board also noted that the expense ratio of each Fund’s Investor Class and for the International Opportunities Fund was above the median expense ratio of its applicable Expense Group. The Board further noted that with the exception of the China Opportunities Fund, each Fund’s asset size was below the median asset size of its applicable Expense Group.

In addition, the Board considered management fees paid to OAM by other clients. With respect to OAM’s other clients, the Board recognized that the mix of services provided to the Funds, the level of responsibility required under the Advisory Agreements with the Funds, and the regulatory and operational requirements with respect to the Funds are greater than OAM’s obligations for similar client accounts, and that the management fees for such accounts are less relevant to the Board’s consideration of the management fees for the Funds because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in amount, given the nature, quality and extent of the services provided and taking into consideration relevant circumstances.

Profitability.    With respect to the costs of services provided and profits realized by OAM, the Board considered the management fees received by OAM from each of the Funds as well as the level, quality and expense of OAM’s staff and the services that OAM provides. The Board also considered the explanation from OAM that the profits realized by OAM specifically from the relationship with the Funds could not be identified due to the impracticality of expense allocation, noting the difficulty of breaking down profitability related to each Fund versus the other Oberweis Funds and other client accounts because management and personnel time and services are not allocated between the various types of accounts. The Board noted OAM’s belief that, while the profits could not be itemized, the overall profitability of OAM was average and within a reasonable range relative to other investment advisory firms, and considered that OAM has contractually agreed to reimburse the Funds for expenses if their respective expense ratios exceed certain limits. The Board did not consider the profits realized by OAMHK with respect to the China Opportunities Fund, noting that OAM compensates OAMHK from its management fees and that the revenue to OAMHK was limited due to the size of the China Opportunities Fund. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable.

Economies of Scale.    The Board considered the extent to which economies of scale would be realized as each Fund grows, and whether management fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted asset capacity constraints for each of the Funds which limit economies of scale and the expense reimbursements made by OAM to certain of the Funds. The Board also noted that the investment advisory fee schedule for the Global Opportunities Fund includes a breakpoint designed to share economies of scale with shareholders. The Board concluded that each Fund’s management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates.    The Board considered the character and amount of other incidental benefits received by OAM and its affiliates (including OAMHK) from their relationship with the Funds, including the fees received by Oberweis Securities, Inc. (“OSI”), an affiliate of OAM and OAMHK, for distribution services, as applicable, and benefits to OAM and other OAM client accounts related to soft dollars generated by the Funds’ brokerage transactions. The Board also noted that during the past year none of the Funds’ brokerage transactions had been placed through OSI.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

After due consideration of all of the information and factors deemed relevant by the Board and based upon its own business judgment and the conclusions reached, the Board determined to approve the continuance of the Agreements. The Board, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 – 12/31/21	Expense Ratio During Period 7/1/21 – 12/31/21
MICRO-CAP FUND
Investor Class
Actual	$1,000.00	$886.15	$7.04	1.48%
Hypothetical	$1,000.00	$1,017.74	$7.53	1.48%
Institutional Class
Actual	$1,000.00	$890.27	$5.86	1.23%
Hypothetical	$1,000.00	$1,019.00	$6.26	1.23%

SMALL-CAP OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,143.18	$8.37	1.55%
Hypothetical	$1,000.00	$1,017.39	$7.88	1.55%
Institutional Class
Actual	$1,000.00	$1,144.77	$7.03	1.30%
Hypothetical	$1,000.00	$1,018.65	$6.61	1.30%

GLOBAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,005.67	$6.98	1.38%
Hypothetical	$1,000.00	$1,018.25	$7.02	1.38%
Institutional Class
Actual	$1,000.00	$1,006.96	$5.72	1.13%
Hypothetical	$1,000.00	$1,019.51	$5.75	1.13%

CHINA OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$895.61	$8.93	1.87%
Hypothetical	$1,000.00	$1,015.78	$9.50	1.87%
Institutional Class
Actual	$1,000.00	$895.77	$7.74	1.62%
Hypothetical	$1,000.00	$1,017.04	$8.24	1.62%

INTERNATIONAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$956.37	$7.89	1.60%
Hypothetical	$1,000.00	$1,017.14	$8.13	1.60%

EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$850.28	$8.16	1.75%
Hypothetical	$1,000.00	$1,016.38	$8.89	1.75%
Institutional Class
Actual	$1,000.00	$850.87	$7.00	1.50%
Hypothetical	$1,000.00	$1,017.64	$7.63	1.50%

____________

*        Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers
James D. Oberweis Trustee Gary D. McDaniel Trustee James W. Oberweis President David I. Covas Vice President Kenneth S. Farsalas Vice President	Katherine Smith Dedrick Trustee James G. Schmidt Trustee Patrick B. Joyce Executive Vice President Chief Compliance Officer Eric V. Hannemann Treasurer Thomas P. Joyce Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

800-323-6166

oberweisfunds.com

Distributor

Oberweis Securities, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

630-577-2300

oberweisfunds.com

Custodian

UMB Bank, n.a.

928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.

P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.

222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD LLP

1835 Market Street, 3rd Floor, Philadelphia, PA 19103

The Oberweis Funds

Micro-Cap Fund

Small-Cap Opportunities Fund

Global Opportunities Fund

China Opportunities Fund

International Opportunities Fund

Emerging Markets Fund

800-245-7311

oberweisfunds.com

3333 Warrenville Road

Suite 500

Lisle, IL 60532

ANNUAL REPORT

Oberweis International Opportunities Institutional Fund (OBIIX)

December 31, 2021

oberweisfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.oberweisfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting us at 1-800-245-7311.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-245-7311. Your election to receive reports in paper will apply to all funds held with the fund complex.

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)

Dear Shareholder:

THE YEAR IN REVIEW

Performance within the international equity market continued to be sensitive to expectations around the pandemic, inflation and interest rates. Generally speaking, our portfolio companies continued to have strong underlying fundamentals and healthy earnings growth, just as they did in 2020. Unlike 2020, however, when many of our investment holdings witnessed price/earnings multiple expansion, in 2021 many experienced multiple compression. This multiple contraction outweighed the underlying positive earnings growth, leading to a positive return for the year that trailed the benchmark. The Oberweis International Opportunities Institutional Fund returned 2.1% vs. 8.83% for the MSCI World Ex-USA Small Cap Growth Index.

A two-year perspective, which helps to average out the effects of the multiple expansion and contraction, gives us a better estimate of how the actual, underlying fundamentals and earnings drove returns during the overall 2020-2021 period. During that period, the fund returned a strong +67.09% vs. +33.78% for the benchmark.

While the rise of Omicron towards the end of the year muddied the picture of a post-pandemic rebound, the markets now seem to be looking beyond its threat. A return to pre-pandemic activity took place over the course of the year and the market narrative shifted from one focused on daily Covid-19 cases, toward fears of inflation and interest rates. As a result, the fund was hurt from a stylistic rotation toward names that are hedges against inflation and higher interest rates. Within our benchmark, the MSCI World Ex-USA Small-Cap Growth Index, the best returning sectors were energy, financials, industrials, real estate and materials. Within energy, financials and materials, equities tied directly to an underlying price index, such as oil, interest rates, lithium and steel did well. We usually tend to be underweight names within these areas given our long-standing belief that commodity prices are difficult to forecast. For example, even though we believe lithium prices are likely to rise over the coming years, this thesis alone is not usually enough for us to make an investment. We choose instead to spend the majority of our time examining companies’ underlying idiosyncratic fundamentals and thus their ability to create substantial long-term shareholder value based on their long-term cash flow generation. We do recognize that shifting macroeconomic expectations and investor positioning can lead to short-term volatility. For us, however, volatility often equals opportunity when it causes the growing, durable enterprises in which we invest to trade at prices that do not reflect their long-term potential. While some of the names may respond to short-term sentiment and therefore near-term multiple compression, in due course superior fundamentals and high earnings growth tend to drive long-term returns.

OUTLOOK

We remain positive on our long-term opportunity set as we are confident that changes in business and consumption are still being underestimated. Long-term and exponential improvements in computing technologies are trends that in our view are well set to continue with very significant implications for investment outcomes. Their impact appears to be broadening in application beyond the narrow parameters of consumer internet to a diverse range of industries from healthcare to food and farming to logistics. Nonetheless they are unlikely to shape the financial headlines in a single period or quarter.

On a shorter timeframe we consider it likely that the market’s earnings expectations for the year ahead are too low. Generally speaking, margins have increased through a combination of gross margin expansion and fixed cost absorption. Looked at in aggregate, we believe cost increases in raw materials and components are likely to continue to be passed on to customers. Furthermore, we expect the market’s operating leverage to continue to expand,

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited) (continued)

with operationally geared sectors such as technology and industrials continuing to increase their contribution to base earnings. At the same time, we remain wary of investing in businesses such as restaurants, hotels or physical retail, where labor is either a material component of the cost structure or where second and part-time jobs are prevalent.

From a geographical perspective, international valuations look cheaper than US valuations and continue to represent an opportunity for investors. The chart below from JP Morgan shows that the US forward twelve-month P/E valuations, relative to the rest of the developed world, are close to a 25-year high.

MSCI US 12m Fwd. P/E relative

1.6
1.5
1.4
1.3
1.2
1.1
1.0
0.9
0.8
0.7
0.6
95 96 97 98 99 00 01 02 03 04 05 06 07 08 09 10 11 12 13 14 15 16 17 18 19 20 21
MSCI US 12m Fwd PE relative to MSCI World ex US
Median
+1 Stdev
-1 stdev

2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited) (continued)

Additionally, free cash flow yields for small cap stocks in developed markets are near historical highs:

Developed Markets (ex-U.S.) Small-Cap Stocks
Nominal Free Cash Flow Yields[1]
1986 Through December 2021

%
6
5
4
3
2
1
0
(1)
(2)
(3)
(4)
Average
86
88
90
92
94
96
98
00
02
04
06
08
10
12
14
16
18
20

Source: Empirical Research Partners Analysis.
[1] Capitalization-weighted data.

As shown in the chart, the few other times when free cash flow yields were around such attractively high levels included the period right after the global financial crisis and in March 2020. Both times transpired to be significant opportunities that provided investors with excellent returns.

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PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited) (continued)

PORTFOLIO HIGHLIGHTS

At year end, the fund was invested in 71 stocks in 15 countries. Our top five country weightings (portfolio weighting versus the MSCI World Ex USA Small Cap Growth Index) were the United Kingdom (23.8% vs. 16%), Japan (21.7% vs. 24.4%), Canada (11.3% vs. 8.6%), Sweden (8.6% vs. 9.1%), and Australia (6.6% vs. 9.1%). On a sector basis, the portfolio was overweight consumer discretionary (24.6% vs. 12.7%) and underweight consumer staples (0.0% vs. 6.8%) and industrials (17.3% vs. 24.1%).

Top contributors for the year include Baycurrent Consulting (6532 JP), which returned 122.1% and contributed 534 bps; Nordic Semiconductor (NOD NO) which returned 109.4% and contributed 261 bps; and Endava (DAVA US) which returned 118.8% and contributed 137 bps. The largest detractors in 2021 include IR Japan (6035 JP), which returned -62.4% and detracted 175 bps. Base (4477 JP) which returned -57.3% and detracted 164 bps; and MedPeer (6095 JP) which returned -64.1% and detracted 158 bps.

On behalf of the entire team at Oberweis, thank you for investing in the Oberweis International Opportunities Institutional Fund. If you have any questions about your account, please contact shareholder services at (800) 245-7311.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

4

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited)

MARKET ENVIRONMENT

Global equities returned 21.82% in 2021, as measured by the MSCI World Index. Global small-caps, as measured by the MSCI World Small-Cap Index, underperformed larger caps but still performed strongly in absolute terms, returning 15.75%. Foreign small-caps underperformed U.S. small-caps, as evidenced by the 11.14% return on the MSCI World Ex-USA Small-Cap Index compared to the 19.11% for the MSCI USA Small-Cap Index. Internationally, small-cap value equities outperformed small-cap growth by 444 basis points, with the MSCI World Ex-USA Small Growth Index returning 8.83% versus 13.27% for the MSCI World Ex-USA Small-Cap Value Index.

DISCUSSION OF THE INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

The International Opportunities Institutional Fund underperformed its benchmark in 2021, returning 2.1% versus 8.83% for the MSCI World Ex-USA Small-Cap Growth Index. The portfolio benefitted from stock selection in the United Kingdom and Norway while stock selection in Sweden and Switzerland detracted from performance. On a sector level, the portfolio benefitted from stock selection in Information Technology while performance was negatively impacted by stock selection in Health Care and Communication Services. At the stock level, Baycurrent Consulting (6532 JP), Nordic Semiconductor (NOD NO) and Endava (DAVA) were among the top contributors to performance; IR Japan (6035 JP), Base (4477 JP) and MedPeer (6095 JP) were among the top detractors.

For current performance information, please visit www.oberweisfunds.com.

5

Management discussion on fund performance
(unaudited)  (continued)

Oberweis International Opportunities Institutional Fund

At December 31, 2021

Asset Allocation (% of Net Assets)
Equities	97.4
Other Assets less Liabilities	2.6

Top Ten Holdings (% of Net Assets)
Nordic Semiconductor ASA	4.8
BayCurrent Consulting, Inc.	4.3
Food & Life Co. Ltd.	4.2
Future PLC	3.0
Constellium SE	2.8
Intermediate Capital Group PLC	2.8
Uniti Group Ltd.	2.4
Nova Ltd.	2.3
IDP Education Ltd.	2.2
Aritzia, Inc.	2.1

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	11.3
Capital Markets	9.0
Professional Services	7.7
Leisure Products	5.8
Metals & Mining	5.6
Household Durables	5.0
Machinery	4.6
Information Technology Services	4.6
Hotels, Restaurants & Leisure	4.2
Specialty Retail	4.0

6

Management discussion on fund performance
(unaudited)  (continued)

Average Annual Total Returns1 (for the Periods Ended December 31, 2021)

	1 YR (%)	5 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBIIX	2.10	17.23	10.47	1.09
MSCI World Ex-US Small Cap Growth Index	8.83	13.59	8.75

Growth of a $10,000 Investment (from March 10, 2014 to December 31, 2021)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 03/10/14 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/21. The expense ratio gross of any fee waivers, earnings credit or expense reimbursement was 1.09%.

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2021

	SHARES	VALUE
Equities – 97.4%

AUSTRALIA – 6.6%
Charter Hall Group.	340,229	$5,094,153
Evolution Mining Ltd.	5,563,240	16,432,706
IDP Education Ltd.	957,949	24,149,096
Uniti Group Ltd.*	7,880,255	25,512,648
		71,188,603

BELGIUM – 1.3%
VGP NV*	24,100	7,023,679
Warehouses de Pauw NV*	148,700	7,140,444
		14,164,123

CANADA – 11.3%
Aritzia, Inc.*	544,900	22,549,814
ATS Automation Tooling Systems, Inc.*	517,375	20,547,763
BRP, Inc.	216,541	18,966,595
Colliers International Group, Inc.	45,800	6,820,398
Gildan Activewear, Inc.	344,839	14,619,538
Parex Resources, Inc.	924,591	15,794,792
Sleep Country Canada Hldgs., Inc.	389,200	11,546,779
Trisura Group Ltd.*	293,000	11,045,984
		121,891,663

DENMARK – 0.8%
ALK-Abello A/S*	17,008	8,930,886

FINLAND – 2.8%
Outokumpu Oyj	2,124,976	13,325,128
QT Group Oyj*	109,897	16,644,241
		29,969,369

FRANCE – 2.6%
Alten SA*	24,700	4,456,910
Rexel SA*	513,905	10,431,382
Soitec SA*	53,000	12,984,517
		27,872,809

GERMANY – 2.2%
AIXTRON SE	531,980	10,774,836
Aurelius Equity Opportunities SE	195,265	5,972,321
Sixt SE*	41,217	7,270,765
		24,017,922

ISRAEL – 2.3%
Nova Ltd.*	166,300	24,362,950

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2021 (continued)

	SHARES	VALUE
JAPAN – 21.7%
BayCurrent Consulting, Inc.	120,400	$46,405,889
Food & Life Co. Ltd.	1,191,500	44,989,486
Future Corp.	617,300	9,387,305
IR Japan Hldgs. Ltd.	148,500	8,857,311
JMDC, Inc.*	261,000	19,430,886
Ki-Star Real Estate Co. Ltd.*	188,200	14,598,057
Koei Tecmo Hldgs. Co. Ltd.	257,670	10,117,331
M&A Capital Partners Co. Ltd.*	368,100	16,865,271
Open House Co. Ltd.	260,500	13,612,829
Persol Hldgs. Co. Ltd.*	591,200	17,188,109
TIS, Inc.*	511,300	15,204,046
Tsubaki Nakashima Co. Ltd.	509,400	6,508,070
Visional, Inc.*	128,700	10,879,685
		234,044,275

NETHERLANDS – 6.3%
Aalberts NV*	168,657	11,186,199
Alfen NV*	55,961	5,622,220
BE Semiconductor Industries NV	245,769	20,989,971
Constellium SE*	1,680,939	30,105,617
		67,904,007

NORWAY – 4.8%
Nordic Semiconductor ASA*	1,558,744	52,274,846

SPAIN – 1.2%
Laboratorios Farmaceuticos Rovi SA*	158,874	13,348,020

SWEDEN – 8.6%
Addtech AB*	188,636	4,486,770
Arjo AB*	218,323	2,671,493
Avanza Bank Hldg. AB	458,900	16,809,222
Cint Group AB*	833,879	13,229,046
Getinge AB*	298,211	12,996,682
MIPS AB	146,600	19,182,137
Nordnet AB	582,000	11,165,574
Thule Group AB	196,500	11,867,113
		92,408,037

SWITZERLAND – 1.1%
Tecan Group AG*	19,797	12,024,027

See accompanying notes to the financial statements.

9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2021 (continued)

	SHARES	VALUE
UNITED KINGDOM – 23.8%
CVS Group PLC	296,633	$8,993,746
Endava PLC ADS*	121,748	20,443,924
Future PLC*	622,431	32,267,335
Games Workshop Group PLC	96,700	13,049,526
Grafton Group PLC	306,395	5,113,495
Howden Joinery Group PLC	1,111,999	13,564,341
IMI PLC	504,716	11,859,596
Intermediate Capital Group PLC	1,005,835	29,870,086
LondonMetric Property PLC	1,770,500	6,791,550
Man Group PLC*	5,246,000	16,147,001
Marks & Spencer Group PLC*	6,737,000	21,100,999
Morgan Sindall Group PLC	181,945	6,206,029
Pets at Home Group PLC	1,463,362	9,210,386
Reach PLC	2,320,005	8,871,162
Redrow PLC	1,179,083	11,184,372
Safestore Hldgs. PLC*	157,700	3,007,570
Taylor Wimpey PLC	6,213,700	14,760,481
The Sage Group PLC*	975,070	11,252,636
Trustpilot Group PLC*	2,824,526	12,516,918
		256,211,153

Total Equities
(Cost: $797,725,099)		$1,050,612,690

Total Investments – 97.4%
(Cost: $797,725,099)		$1,050,612,690
Other Assets Less Liabilities – 2.6%		27,814,973
Net Assets – 100%		$1,078,427,663

* Non-income producing security during the year ended December 31, 2021

ADS — American depositary share

See accompanying notes to the financial statements.

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2021 (continued)

SECTOR ALLOCATIONS (As A Percentage of Net Assets) (unaudited)
Communication Services	8.3%
Consumer Discretionary	24.6%
Energy	1.5%
Financials	10.0%
Healthcare	7.3%
Industrials	17.3%
Information Technology	19.7%
Materials	5.5%
Real Estate	3.2%

See accompanying notes to the financial statements.

11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Assets and Liabilities December 31, 2021

ASSETS
Investment securities at value[a]	$1,050,612,690
Cash	6,448,176
Foreign currency[b]	189,187
Receivable from securities sold	20,627,577
Receivable from fund shares sold	755,913
Dividends and interest receivable	1,564,916
Prepaid expenses	86,889
Total Assets	1,080,285,348

LIABILITIES
Payable for fund shares redeemed	270,207
Payable for securities purchased	525,823
Payable to advisor (see note 3)	919,291
Accrued expenses	142,364
Total Liabilities	1,857,685
NET ASSETS	$1,078,427,663

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	82,265,284
Net asset value, offering price and redemption price	$13.11

ANALYSIS OF NET ASSETS
Capital	$850,065,080
Accumulated earnings	228,362,583
Net Assets	$1,078,427,663

[a] Investment securities at cost	$797,725,099
[b] Foreign currency at cost	$189,095

See accompanying notes to the financial statements.

12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Operations Year Ended December 31, 2021

INVESTMENT INCOME
Dividends[a]	$9,302,893
Total Investment Income	9,302,893

EXPENSES
Investment advisory fees (see note 3)	12,077,500
Transfer agent fees and expenses	75,791
Custodian fees and expenses	210,649
Accounting services fees	357,825
Other	424,222
Total expenses before reimbursed expenses	13,145,987
Earnings credit (see note 6)	(4,484)
Total Expenses	13,141,503
NET INVESTMENT LOSS	(3,838,610)

NET REALIZED AND UREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	264,598,582
Net realized losses on foreign currency transactions	(23,914)
Net realized gains on investment and foreign currency transactions	264,574,668
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(233,269,721)
Net realized/unrealized gains on investments and foreign currencies	31,304,947
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,466,337

a Dividends are net of foreign withholding tax of $629,697

See accompanying notes to the financial statements.

13

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Changes in Net Assets

	Year Ended December 31, 2021	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(3,838,610)	$(2,456,608)
Net realized gains on investments and foreign currency transactions	264,574,668	148,040,148
Change in net unrealized appreciation\depreciation on investments and foreign currencies	(233,269,721)	320,894,249
Net increase in net assets resulting from operations	27,466,337	466,477,789

FROM DISTRIBUTIONS
Distributions to shareholders	(266,497,571)	(6,167,618)
Net decrease in net assets from distributions	(266,497,571)	(6,167,618)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	102,744,641	134,419,225
Proceeds from reinvestment of distributions	246,793,697	5,771,139
Redemption of shares (see note 5)	(229,735,433)	(369,963,127)
Net increase (decrease) from capital share transactions	119,802,905	(229,772,763)
Total increase (decrease) in net assets	(119,228,329)	230,537,408

NET ASSETS
Beginning of year	1,197,655,992	967,118,584
End of year	$1,078,427,663	$1,197,655,992

TRANSACTIONS IN SHARES
Shares sold	5,885,110	11,605,267
Shares issued in reinvestment of distributions	18,882,456	339,879
Less shares redeemed	(13,179,772)	(34,201,645)
Net increase (decrease) from capital share transactions	11,587,794	(22,256,499)

See accompanying notes to the financial statements.

14

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2021

1. Description of Organization

Description of business.    The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund (the “Fund”) is one fund in a series issued by the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.”

Investment valuation.    Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (‘‘CBOE’’). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2021 (continued)

Fair Value Measurements.    In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Fund utilizes the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•        Level 1 — Quoted prices in active markets for identical securities.

•        Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•        Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2021:

Level 1		Level 2	Level 3
Investment Securities
Equities
Total Asia	$24,362,950	$234,044,275	$—
Total Australia	71,188,603	—	—
Total Europe	388,430,998	210,694,201	—
Total North America	121,891,663	—	—
Total Investments	$605,874,214	$444,738,476	$—

The Fund’s assets may include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign Currency Transactions.    The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.    Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

16

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2021 (continued)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.    Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of investments and other assets, less liabilities, by the number of shares outstanding.

Investment transactions and investment income.    Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.    It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2021. Therefore, no federal income tax provision is required. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the year ended December 31, 2021, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax retporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2021, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment loss and accumulated net realized gain as follows:

	Increases/(Decrease)
Capital		Accumulated Losses
International Opportunities Institutional Fund	$19,387,729	$(19,387,729)

17

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2021 (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$—	$266,497,571	$266,497,571

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$3,566,427	$2,601,191	$6,167,618

As of December 31, 2021 the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income		Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized foreign currency translations
International Opportunities Institutional Fund	$—	$—	$—	$228,354,464	$8,119

Accumulated capital and other losses consists of timing differences related to wash sales and mark to market on PFICs.

As of December 31, 2021 the cost of investments for federal income tax purposes are as follows:

Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Unrealized Appreciation
International Opportunities Institutional Fund	$822,258,226	$248,213,504	$(19,859,040)	$228,354,464

The Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of December 31, 2021, open Federal tax years include the tax years ended 2018 through 2021. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

18

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2021 (continued)

Indemnifications.    Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Fund’s investment adviser and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Fund’s principal distributor, is an affiliate of OAM.

Investment advisory agreement.    Under the Advisory Agreement, OAM provides investment advisory and management services to the Fund. The Fund paid monthly investment advisory fees at an annual rate equal to 1.00% of average daily net assets. For the year ended December 31, 2021, the International Opportunities Institutional Fund incurred investment advisory fees totaling $12,077,500.

Expense reimbursement.    OAM is contractually obligated to reduce its investment fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Funds’ average daily net assets. For the year ended December 31, 2021 OAM reimbursed the Fund in the amount of $0.

Officers and trustees.    Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2021, the Trust made no direct payments to its officers and paid $137,000 to its unaffiliated trustees.

Affiliated commissions.    For the year ended December 31, 2021, the Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2021, other than options written and money market investments, aggregated $1,068,679,034 and $1,236,525,890, respectively. The Fund did not hold government securities during the year ended December 31, 2021.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during years when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options during the year ended December 31, 2021.

19

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2021 (continued)

5. Redemption fee

The Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $5,957 for the year ended December 31, 2021 and were recorded as a reduction of the redemption of shares in the Statement of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2021, the Fund received credits of $4,484. The Fund incurred interest charges of $10,400, which is included in custodian fees and expenses in the Statement of Operations.

7. Coronavirus (COVID-19) pandemic

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

8. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

20

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights

Per share income and capital for a share outstanding throughout each year is as follows:

	Years Ended December 31,
	2021	2020	2019	2018	2017
Net asset value at beginning of year	$16.95	$10.41	$8.54	$12.77	$9.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	(.06)	(.03)	.04	.04	.03
Net realized and unrealized gains (losses) on investments and foreign currency transactions	.40	6.66	1.97	(3.11)	3.95
Total from investment operations	.34	6.63	2.01	(3.07)	3.98
Redemption fees[a]	— [c]	— [c]	— [c]	— [c]	— [c]
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	(4.18)	(.04)	—	(1.15)	(.85)
Dividends from net investment income	—	(.05)	(.14)	(.01)	(.08)
Total dividends and distributions	(4.18)	(.09)	(.14)	(1.16)	(.93)
Net asset value at end of year	$13.11	$16.95	$10.41	$8.54	$12.77
Total Return (%)	2.10	63.65	23.50	(23.91)	40.99

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$1,078,428	$1,197,656	$967,119	$753,138	$1,041,117
Ratio of gross expenses to average net assets (%)	1.09	1.13	1.12	1.11	1.15
Ratio of net expenses to average net assets (%)[b]	1.09	1.10	1.08	1.08	1.10
Ratio of net investment income (loss) to average net assets (%)	(.32)	(.27)	.37	.35	.29
Portfolio turnover rate (%)	91	134	153	145	168

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Less than $0.005 per share

21

Report of Independent Registered Public Accounting FirM

To the Board of Trustees of The Oberweis Funds and the Shareholders of Oberweis International Opportunities Institutional Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Oberweis International Opportunities Institutional Fund, a series of shares of beneficial interest in The Oberweis Funds (the “Fund”), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Oberweis Funds since 2016.

Philadelphia, Pennsylvania
February 23, 2022

22

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (unaudited)

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
NONINTERESTED TRUSTEES
Katherine Smith Dedrick (64) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004[1]

Gary D. McDaniel (73) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004[1]
James G. Schmidt (74) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003[1]
INTERESTED TRUSTEES
James D. Oberweis (75) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee[2]	Trustee since July, 1986[1]
James W. Oberweis (47) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996[3]
Patrick B. Joyce (62) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President Chief Compliance Officer	Officer since October, 1994[3]
David I. Covas (46) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004[3]
Kenneth S. Farsalas (51) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009[3]
Eric V. Hannemann (48) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Treasurer	Officer since August, 2005[3]
Thomas P. Joyce (36) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since July, 2021[3]

1 Unless otherwise noted, each trustee shall serve as a trustee of the Funds until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

2 James D. Oberweis is an interested trustee of the Funds since he is a shareholder of Oberweis Asset Management, Inc., the Funds’ investment advisor.

3 Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 800-323-6166.

23

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS
(unaudited) (continued)

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – Smith Dedrick Properties, Inc., 2016 to present; President – KSD Law P.C., 2015 to present; President – KSD Global Consulting, Inc., 2015 to present; Executive Committee Member, Risk Worldwide NZ Ltd., 2011 to 2016; President – Aggressive Publishing, Inc., 2010 to present; Member – Risk Worldwide LLC, 2007 to 2016.	7	None
	7	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to December 2019.	7	None

Illinois State Senator, January 2013 to January 2021; Chairman – Oberweis Dairy, Inc. December, 1986 to present.	7	None

President – Oberweis Asset Management, Inc., September, 2001 to present; Portfolio Manager from December, 1995 to present; President and Director – Oberweis Securities, Inc., September, 1996 to present.

	Not Applicable	None

Executive Vice President, Secretary and Director – Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director – Oberweis Securities, Inc. September, 1996 to present.

	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None
Vice President of Compliance December, 2021 to present, Senior Compliance Analyst July, 2013 to November, 2021, Compliance Associate April, 2010 to June, 2013 – Oberweis Asset Management, Inc.	Not Applicable	None

24

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited)

Long-term Capital Gain

The International Opportunities Institutional Fund designate $266,497,571, respectively, as long-term capital gain distribution.

Qualified Dividend Income

For the year ended December 31, 2021, 100% of the dividends paid from net investment income for the International Opportunities Institutional Fund is designated as qualified dividend income.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the International Opportunities Institutional Fund designates $9,932,590 of income derived from foreign sources and $629,697 of foreign taxes paid for the period ended December 31, 2021.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended December 31, 2021, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

Foreign Source Income		Foreign Taxes Paid
International Opportunities Institutional Fund	$0.1207	$0.0077

Proxy Voting:

The Oberweis Fund has delegated authority to vote proxies related to the Oberweis International Opportunities Institutional Fund Portfolio securities to the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Fund’s Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended December 31 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Fund files its complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Fund’s Form NPORT are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement:

The Investment Advisory and Management Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management, Inc. (“OAM”) (the “Advisory Agreement”) with respect to the International Opportunities Institutional Fund (the “Fund”) was last approved by the Board of Trustees of the Trust (the “Board”), including all of the trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “independent trustees”), at a meeting on August 18, 2021. The Board, including a majority of the independent trustees, determined that the continuation of the Advisory Agreement was in the best interests of the Fund.

25

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

The Board noted that OAM has been associated with the Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Fund, and that shareholders have invested in the Fund knowing that OAM manages the Fund and knowing the investment advisory and management fee schedule.

Nature, Quality and Extent of Services.    With respect to the nature, quality and extent of the services provided to the Fund by OAM pursuant to the Advisory Agreement, the Board considered the background and experience of OAM, the functions performed by OAM and the personnel providing such services, the management capabilities of OAM, the information contained in OAM’s Form ADV, OAM’s financial condition and the compliance reports provided to the Board, and the culture of compliance created by OAM, including the competency of the Trust and OAM’s chief compliance officer. The Board also considered the experience, academic background, long tenure, structure, size and geographic locations of the portfolio management/strategy investment team and its role, the investment process with respect to the types of investments held by the Fund, as well as the honesty and integrity of OAM, and that, in the Board’s experience, OAM personnel are open and forthright with the Board. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research in connection with managing the Fund and also considered the competitive pressure on active management.

The Board reviewed the investment performance of the Fund as compared to a peer universe of funds provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data (the “Performance Universe”), and as compared to the performance of a relevant market benchmark index. With respect to Fund performance, the Board considered the Fund’s performance over the one-, three- and five-year periods ended June 30, 2021, as compared to the performance of the relevant market benchmark index and the Fund’s Performance Universe Average. The Board noted that the Fund outperformed its market benchmark index and Performance Universe Average for all periods reviewed. In light of the information provided and the considerations made, the Board concluded that the nature, quality and extent of the services provided to the Fund by OAM have been and are expected to remain satisfactory.

Fees and Expenses.    The Board considered the combined investment advisory and management fees charged to the Fund by OAM (the “management fees”) as compared to the management fees of a peer group of funds provided by Broadridge (the “Expense Group”) and the expense ratio of the Fund as compared to the expense ratios of the Expense Group. The Board considered information provided by Broadridge on how it selected the peer funds included in the Expense Group for the Fund and considered certain limitations as to the comparability of the data provided. Based on the information provided, the Board noted that the management fees charged to the Fund were the same as the median management fee of its Expense Group. The Board also noted that the expense ratio for the Fund was below the median of the expense ratio of the Expense Group.

In addition, the Board considered management fees paid to OAM by other clients. With respect to OAM’s other clients, the Board recognized that the mix of services provided to the Fund, the level of responsibility required under the Advisory Agreement with the Fund, and the regulatory, compliance and operational requirements with respect to the Fund are greater than OAM’s obligations for similar client accounts, and that the management fees for such accounts are less relevant to the Board’s consideration of the management fees for the Fund because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information provided, the Board concluded that the Fund’s management fees were reasonable and appropriate in amount, given the nature, quality and extent of the services provided and taking into consideration relevant circumstances.

26

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

Profitability.    With respect to the costs of services provided and profits realized by OAM, the Board considered the management fees received by OAM from the Fund as well as the level, quality and expense of OAM’s staff and the services that OAM provides. The Board also considered the explanation from OAM that the profits realized by OAM specifically from the relationship with the Fund could not be identified due to the impracticality of expense allocation, noting the difficulty of breaking down profitability related to the Fund versus the other Oberweis Funds and other client accounts because management and personnel time and services are not allocated between the various types of accounts. The Board noted OAM’s belief that, while the profits could not be itemized, the overall profitability of OAM was average and within a reasonable range relative to other investment advisory firms, and considered that OAM has contractually agreed to reimburse the Fund for expenses if its expense ratio exceeds a certain limit. Based on this information, the Board concluded for the Fund that OAM’s profitability was not unreasonable.

Economies of Scale.    The Board considered the extent to which economies of scale would be realized as the Fund grows, and whether management fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted asset capacity constraints for the Fund which limit economies of scale and the expense reimbursement made by OAM to the Fund. The Board concluded that the Fund’s management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates.    The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Fund, including benefits to OAM and other OAM client accounts related to soft dollars generated by the Fund’s brokerage transactions. The Board also noted that during the past year none of the Fund’s brokerage transactions had been placed through the affiliated broker-dealer of OAM.

After due consideration of all of the information and factors deemed relevant by the Board and based upon its own business judgment and the conclusions reached, the Board determined to approve the continuance of the Advisory Agreement. The Board, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis International Opportunities Institutional Fund, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis International Opportunities Institutional Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

27

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 7/1/21		Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 – 12/31/21	Expense Ratio During Period 7/1/21 – 12/31/21
Actual	$1,000.00	$959.86	$5.38	1.09%
Hypothetical	$1,000.00	$1,019.71	$5.55	1.09%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
28

Trustees and Officers
James D. Oberweis Trustee Gary D. McDaniel Trustee James W. Oberweis President David I. Covas Vice President Kenneth S. Farsalas Vice President	Katherine Smith Dedrick Trustee James G. Schmidt Trustee Patrick B. Joyce Executive Vice President Chief Compliance Officer Eric V. Hannemann Treasurer Thomas P. Joyce Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

800-323-6166

oberweisfunds.com

Distributor

Oberweis Securities, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

630-577-2300

oberweisfunds.com

Custodian

UMB Bank, n.a.

928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.

P.O. Box 711, Milwaukee, WI 53201-0711

800-245-7311

Counsel

Vedder Price P.C.

222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor, Philadelphia, PA 19103

International Opportunities Institutional Fund

800-245-7311

oberweisfunds.com

3333 Warrenville Road

Suite 500

Lisle, IL 60532

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2021, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	During the period covered by this report, there were not any amendments to a provision of the Code of Ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code of Ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(d)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2020	2021
Audit fees	125,500	112,000
Audit-Related Fees	N/A	N/A
Tax Fees	29,000	26,000
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2021 and 2020 were $26,000 and $29,000, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/04/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/04/2022

By (Signature and Title*)	/s/ Eric V. Hannemann
Eric V. Hannemann
Treasurer, The Oberweis Funds

Date 03/04/2022

/*/	Print the name and title of each signing officer under his or her signature.